Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
	United States Treasury Note/Bond	0.375%	10/31/23	6,030	6,013
	United States Treasury Note/Bond	0.500%	11/30/23	70,346	70,269
	United States Treasury Note/Bond	0.750%	11/15/24	76,135	75,945
	United States Treasury Note/Bond	1.125%	10/31/26	22,500	22,468
	United States Treasury Note/Bond	1.250%	11/30/26	185,480	186,320
Total U.S. Government and Agency Obligations (Cost $361,022)					361,015
Corporate Bonds (98.7%)
Communications (4.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	18,206	19,502
	Alphabet Inc.	3.375%	2/25/24	21,373	22,563
	Alphabet Inc.	0.450%	8/15/25	18,552	18,120
	Alphabet Inc.	1.998%	8/15/26	45,688	47,049
	AT&T Inc.	2.625%	12/1/22	21,227	21,548
	AT&T Inc.	4.050%	12/15/23	10,442	11,095
	AT&T Inc.	0.900%	3/25/24	46,175	45,934
	AT&T Inc.	4.450%	4/1/24	15,656	16,736
	AT&T Inc.	3.950%	1/15/25	18,458	19,812
	AT&T Inc.	3.400%	5/15/25	49,915	53,003
	AT&T Inc.	3.600%	7/15/25	28,125	30,128
	AT&T Inc.	4.125%	2/17/26	43,756	47,887
	AT&T Inc.	1.700%	3/25/26	66,855	66,776
	AT&T Inc.	2.950%	7/15/26	2,775	2,924
	Baidu Inc.	2.875%	7/6/22	6,000	6,067
	Baidu Inc.	3.875%	9/29/23	19,379	20,263
	Baidu Inc.	4.375%	5/14/24	22,238	23,813
	Baidu Inc.	3.075%	4/7/25	17,829	18,574
	Baidu Inc.	4.125%	6/30/25	6,910	7,464
	Baidu Inc.	1.720%	4/9/26	6,343	6,283
[1]	Bell Telephone Co. of Canada or Bell Canada	0.750%	3/17/24	2,342	2,321
	Booking Holdings Inc.	2.750%	3/15/23	18,199	18,650
	Booking Holdings Inc.	3.650%	3/15/25	10,773	11,505
	Booking Holdings Inc.	3.600%	6/1/26	21,384	23,106
	British Telecommunications plc	4.500%	12/4/23	14,551	15,479
[1]	Charter Communications Operating LLC	4.500%	2/1/24	31,942	33,999
	Charter Communications Operating LLC	4.908%	7/23/25	103,372	114,072
	Comcast Corp.	3.600%	3/1/24	25,567	27,206
	Comcast Corp.	3.700%	4/15/24	57,372	60,820
	Comcast Corp.	3.375%	2/15/25	25,114	26,641
	Comcast Corp.	3.100%	4/1/25	24,127	25,535
	Comcast Corp.	3.375%	8/15/25	26,375	28,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.950%	10/15/25	62,980	68,760
	Comcast Corp.	3.150%	3/1/26	41,410	44,092
	Discovery Communications LLC	2.950%	3/20/23	23,351	23,952
	Discovery Communications LLC	3.800%	3/13/24	9,649	10,170
	Discovery Communications LLC	3.900%	11/15/24	12,313	13,136
	Discovery Communications LLC	3.450%	3/15/25	7,897	8,345
	Discovery Communications LLC	3.950%	6/15/25	12,269	13,179
	Discovery Communications LLC	4.900%	3/11/26	14,643	16,387
	Electronic Arts Inc.	4.800%	3/1/26	6,702	7,524
	Expedia Group Inc.	3.600%	12/15/23	13,788	14,402
	Expedia Group Inc.	4.500%	8/15/24	11,078	11,873
	Expedia Group Inc.	5.000%	2/15/26	19,779	22,111
	Fox Corp.	4.030%	1/25/24	29,860	31,605
	Fox Corp.	3.050%	4/7/25	17,537	18,466
	Grupo Televisa SAB	6.625%	3/18/25	12,141	13,937
	Grupo Televisa SAB	4.625%	1/30/26	7,100	7,748
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,592	4,894
	Omnicom Group Inc.	3.650%	11/1/24	21,016	22,252
	Omnicom Group Inc.	3.600%	4/15/26	31,278	33,502
	Rogers Communications Inc.	3.000%	3/15/23	8,472	8,650
	Rogers Communications Inc.	4.100%	10/1/23	20,188	21,153
	Rogers Communications Inc.	3.625%	12/15/25	16,020	17,115
	Rogers Communications Inc.	2.900%	11/15/26	6,145	6,446
[2]	TCI Communications Inc.	7.875%	2/15/26	10,889	13,699
	Tencent Music Entertainment Group	1.375%	9/3/25	6,210	6,045
	Thomson Reuters Corp.	4.300%	11/23/23	12,475	13,175
	Thomson Reuters Corp.	3.350%	5/15/26	11,885	12,686
	Time Warner Entertainment Co. LP	8.375%	3/15/23	18,971	20,785
	T-Mobile USA Inc.	3.500%	4/15/25	63,371	67,088
	T-Mobile USA Inc.	1.500%	2/15/26	19,696	19,438
[1]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	24,066	24,484
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	16,225	17,222
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	22,112	23,405
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	18,100	18,283
	Verizon Communications Inc.	3.376%	2/15/25	26,973	28,647
	Verizon Communications Inc.	0.850%	11/20/25	49,350	47,970
	Verizon Communications Inc.	1.450%	3/20/26	59,995	59,523
	Verizon Communications Inc.	2.625%	8/15/26	50,429	52,530
	ViacomCBS Inc.	3.875%	4/1/24	9,980	10,535
	ViacomCBS Inc.	3.700%	8/15/24	15,016	15,947
	ViacomCBS Inc.	3.500%	1/15/25	10,111	10,714
	ViacomCBS Inc.	4.750%	5/15/25	37,030	40,798
	ViacomCBS Inc.	4.000%	1/15/26	15,777	17,139
	Vodafone Group plc	3.750%	1/16/24	25,116	26,594
	Vodafone Group plc	4.125%	5/30/25	37,571	40,896
	Walt Disney Co.	1.750%	8/30/24	26,847	27,242
	Walt Disney Co.	3.700%	9/15/24	12,006	12,762
	Walt Disney Co.	3.350%	3/24/25	32,824	34,890
	Walt Disney Co.	3.700%	10/15/25	15,016	16,185
	Walt Disney Co.	1.750%	1/13/26	37,389	37,655
	Walt Disney Co.	3.375%	11/15/26	11,032	11,889
	Weibo Corp.	3.500%	7/5/24	17,450	18,003
	WPP Finance 2010	3.750%	9/19/24	18,105	19,273
					2,098,187
Consumer Discretionary (6.1%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	11,326	11,622
	Alibaba Group Holding Ltd.	3.600%	11/28/24	47,403	50,247
	Amazon.com Inc.	2.400%	2/22/23	32,608	33,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	0.250%	5/12/23	26,891	26,799
	Amazon.com Inc.	0.400%	6/3/23	25,220	25,138
	Amazon.com Inc.	0.450%	5/12/24	54,351	53,767
	Amazon.com Inc.	2.800%	8/22/24	43,710	45,673
	Amazon.com Inc.	3.800%	12/5/24	21,018	22,586
	Amazon.com Inc.	0.800%	6/3/25	28,051	27,653
	Amazon.com Inc.	5.200%	12/3/25	15,926	18,196
	Amazon.com Inc.	1.000%	5/12/26	61,020	60,315
[1]	American Honda Finance Corp.	2.050%	1/10/23	9,685	9,842
[1]	American Honda Finance Corp.	1.950%	5/10/23	24,960	25,391
[1]	American Honda Finance Corp.	0.875%	7/7/23	48,471	48,558
[1]	American Honda Finance Corp.	3.450%	7/14/23	5,881	6,129
[1]	American Honda Finance Corp.	0.650%	9/8/23	15,132	15,095
[1]	American Honda Finance Corp.	3.625%	10/10/23	17,408	18,295
[1]	American Honda Finance Corp.	3.550%	1/12/24	18,181	19,142
[1]	American Honda Finance Corp.	2.900%	2/16/24	12,733	13,226
[1]	American Honda Finance Corp.	2.400%	6/27/24	15,326	15,828
[1]	American Honda Finance Corp.	0.550%	7/12/24	22,681	22,359
[1]	American Honda Finance Corp.	2.150%	9/10/24	15,653	16,075
[1]	American Honda Finance Corp.	1.200%	7/8/25	10,818	10,753
[1]	American Honda Finance Corp.	1.000%	9/10/25	11,141	10,996
[1]	American Honda Finance Corp.	2.300%	9/9/26	14,460	14,942
	AutoNation Inc.	3.500%	11/15/24	12,089	12,736
	AutoNation Inc.	4.500%	10/1/25	7,857	8,581
	AutoZone Inc.	2.875%	1/15/23	10,613	10,806
	AutoZone Inc.	3.125%	7/15/23	10,785	11,127
	AutoZone Inc.	3.125%	4/18/24	8,960	9,356
	AutoZone Inc.	3.250%	4/15/25	5,289	5,586
	AutoZone Inc.	3.625%	4/15/25	13,834	14,796
	AutoZone Inc.	3.125%	4/21/26	9,152	9,698
	Block Financial LLC	5.250%	10/1/25	8,291	9,261
	BorgWarner Inc.	3.375%	3/15/25	10,845	11,494
	Brunswick Corp.	0.850%	8/18/24	8,000	7,897
[3]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,951
	DR Horton Inc.	4.750%	2/15/23	5,480	5,686
	DR Horton Inc.	5.750%	8/15/23	12,595	13,463
	DR Horton Inc.	2.500%	10/15/24	14,455	14,964
	DR Horton Inc.	2.600%	10/15/25	12,708	13,184
	eBay Inc.	2.750%	1/30/23	22,453	22,935
	eBay Inc.	3.450%	8/1/24	15,134	15,934
	eBay Inc.	1.900%	3/11/25	21,427	21,720
	eBay Inc.	1.400%	5/10/26	16,999	16,751
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	16,140	16,960
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	7,957	8,567
	General Motors Co.	4.875%	10/2/23	38,103	40,544
	General Motors Co.	5.400%	10/2/23	20,779	22,377
	General Motors Co.	4.000%	4/1/25	11,492	12,322
	General Motors Co.	6.125%	10/1/25	48,911	56,384
	General Motors Financial Co. Inc.	3.250%	1/5/23	11,931	12,215
	General Motors Financial Co. Inc.	3.700%	5/9/23	37,894	39,191
	General Motors Financial Co. Inc.	4.250%	5/15/23	18,692	19,536
	General Motors Financial Co. Inc.	4.150%	6/19/23	30,614	31,972
	General Motors Financial Co. Inc.	1.700%	8/18/23	19,234	19,427
	General Motors Financial Co. Inc.	5.100%	1/17/24	36,196	38,941
	General Motors Financial Co. Inc.	1.050%	3/8/24	11,954	11,886
	General Motors Financial Co. Inc.	3.950%	4/13/24	17,755	18,723
	General Motors Financial Co. Inc.	1.200%	10/15/24	27,000	26,835
	General Motors Financial Co. Inc.	3.500%	11/7/24	20,761	21,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	4.000%	1/15/25	23,992	25,527
	General Motors Financial Co. Inc.	2.900%	2/26/25	37,352	38,698
	General Motors Financial Co. Inc.	4.350%	4/9/25	36,442	39,421
	General Motors Financial Co. Inc.	2.750%	6/20/25	24,840	25,674
	General Motors Financial Co. Inc.	4.300%	7/13/25	12,541	13,554
	General Motors Financial Co. Inc.	1.250%	1/8/26	16,339	15,945
	General Motors Financial Co. Inc.	5.250%	3/1/26	24,690	27,779
	General Motors Financial Co. Inc.	1.500%	6/10/26	20,591	20,232
	General Motors Financial Co. Inc.	4.000%	10/6/26	13,525	14,638
	Harley-Davidson Inc.	3.500%	7/28/25	10,349	10,965
	Hasbro Inc.	3.000%	11/19/24	13,832	14,454
	Hasbro Inc.	3.550%	11/19/26	8,855	9,515
	Home Depot Inc.	2.625%	6/1/22	1	1
	Home Depot Inc.	2.700%	4/1/23	28,778	29,447
	Home Depot Inc.	3.750%	2/15/24	30,166	31,860
	Home Depot Inc.	3.350%	9/15/25	19,185	20,558
	Home Depot Inc.	3.000%	4/1/26	28,203	30,016
	Home Depot Inc.	2.125%	9/15/26	11,233	11,586
	Hyatt Hotels Corp.	3.375%	7/15/23	10,462	10,753
	Hyatt Hotels Corp.	1.300%	10/1/23	4,870	4,871
	Hyatt Hotels Corp.	1.800%	10/1/24	4,000	4,004
	Hyatt Hotels Corp.	5.375%	4/23/25	8,705	9,644
	Hyatt Hotels Corp.	4.850%	3/15/26	9,677	10,557
	JD.com Inc.	3.875%	4/29/26	9,405	10,097
	Kohl's Corp.	4.250%	7/17/25	1,483	1,598
	Las Vegas Sands Corp.	3.200%	8/8/24	37,508	38,240
	Las Vegas Sands Corp.	2.900%	6/25/25	11,145	11,252
	Las Vegas Sands Corp.	3.500%	8/18/26	22,866	23,302
	Leggett & Platt Inc.	3.800%	11/15/24	6,876	7,264
	Lennar Corp.	4.875%	12/15/23	12,701	13,536
	Lennar Corp.	4.500%	4/30/24	14,109	15,083
	Lennar Corp.	5.875%	11/15/24	9,660	10,705
	Lennar Corp.	4.750%	5/30/25	16,224	17,832
	Lennar Corp.	5.250%	6/1/26	4,135	4,689
	Lowe's Cos. Inc.	3.875%	9/15/23	11,870	12,429
	Lowe's Cos. Inc.	3.125%	9/15/24	5,305	5,586
	Lowe's Cos. Inc.	4.000%	4/15/25	17,604	19,090
	Lowe's Cos. Inc.	3.375%	9/15/25	15,457	16,534
	Lowe's Cos. Inc.	2.500%	4/15/26	34,070	35,446
	Magna International Inc.	3.625%	6/15/24	12,359	13,117
	Magna International Inc.	4.150%	10/1/25	13,351	14,587
[1]	Marriott International Inc.	4.150%	12/1/23	6,537	6,891
	Marriott International Inc.	3.600%	4/15/24	11,125	11,687
	Marriott International Inc.	3.750%	3/15/25	9,777	10,361
[1]	Marriott International Inc.	5.750%	5/1/25	2,824	3,188
	Marriott International Inc.	3.750%	10/1/25	5,567	5,925
[1]	Marriott International Inc.	3.125%	6/15/26	15,489	16,265
[1]	McDonald's Corp.	3.350%	4/1/23	29,241	30,192
[1]	McDonald's Corp.	3.250%	6/10/24	7,005	7,386
[1]	McDonald's Corp.	3.375%	5/26/25	22,064	23,483
[1]	McDonald's Corp.	3.300%	7/1/25	20,847	22,209
[1]	McDonald's Corp.	1.450%	9/1/25	9,645	9,687
[1]	McDonald's Corp.	3.700%	1/30/26	35,489	38,354
	Mohawk Industries Inc.	3.850%	2/1/23	12,769	13,126
	NIKE Inc.	2.250%	5/1/23	9,835	10,028
	NIKE Inc.	2.400%	3/27/25	18,273	18,979
	NIKE Inc.	2.375%	11/1/26	15,905	16,638
	O'Reilly Automotive Inc.	3.850%	6/15/23	5,904	6,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.550%	3/15/26	11,879	12,800
	Owens Corning	4.200%	12/1/24	6,496	6,979
	Owens Corning	3.400%	8/15/26	10,131	10,737
	PulteGroup Inc.	5.500%	3/1/26	11,130	12,695
	PVH Corp.	4.625%	7/10/25	12,027	13,222
	Ralph Lauren Corp.	3.750%	9/15/25	8,904	9,590
	Ross Stores Inc.	4.600%	4/15/25	16,321	17,966
	Ross Stores Inc.	0.875%	4/15/26	9,996	9,712
	Sands China Ltd.	5.125%	8/8/25	43,861	46,221
	Sands China Ltd.	3.800%	1/8/26	13,754	13,920
	Stanley Black & Decker Inc.	3.400%	3/1/26	14,347	15,383
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	16,484	16,717
	Starbucks Corp.	3.100%	3/1/23	23,521	24,181
	Starbucks Corp.	3.850%	10/1/23	10,697	11,206
	Starbucks Corp.	3.800%	8/15/25	27,229	29,416
	Starbucks Corp.	2.450%	6/15/26	10,899	11,337
	Stellantis NV	5.250%	4/15/23	28,979	30,605
	Tapestry Inc.	4.250%	4/1/25	14,099	15,322
	TJX Cos. Inc.	2.500%	5/15/23	17,582	17,970
	TJX Cos. Inc.	2.250%	9/15/26	17,263	17,835
	Toyota Motor Corp.	3.419%	7/20/23	16,466	17,201
	Toyota Motor Corp.	0.681%	3/25/24	35,379	35,093
	Toyota Motor Corp.	2.358%	7/2/24	7,055	7,289
	Toyota Motor Corp.	1.339%	3/25/26	26,848	26,676
[1]	Toyota Motor Credit Corp.	2.625%	1/10/23	18,417	18,836
[1]	Toyota Motor Credit Corp.	2.700%	1/11/23	13,785	14,107
[1]	Toyota Motor Credit Corp.	2.900%	3/30/23	26,956	27,766
[1]	Toyota Motor Credit Corp.	0.400%	4/6/23	10,996	10,969
[1]	Toyota Motor Credit Corp.	0.500%	8/14/23	22,937	22,857
[1]	Toyota Motor Credit Corp.	1.350%	8/25/23	40,611	41,034
[1]	Toyota Motor Credit Corp.	3.450%	9/20/23	11,617	12,176
[1]	Toyota Motor Credit Corp.	2.250%	10/18/23	14,903	15,317
	Toyota Motor Credit Corp.	3.350%	1/8/24	10,758	11,303
[1]	Toyota Motor Credit Corp.	0.450%	1/11/24	23,542	23,314
[1]	Toyota Motor Credit Corp.	2.900%	4/17/24	13,939	14,550
[1]	Toyota Motor Credit Corp.	0.500%	6/18/24	12,242	12,075
	Toyota Motor Credit Corp.	0.625%	9/13/24	16,200	15,995
[1]	Toyota Motor Credit Corp.	2.000%	10/7/24	9,096	9,308
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	52,619	53,535
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	26,988	28,484
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	14,697	15,711
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	11,116	10,862
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	16,365	15,959
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	23,308	22,931
	VF Corp.	2.400%	4/23/25	18,066	18,617
	Whirlpool Corp.	4.000%	3/1/24	6,100	6,496
	Whirlpool Corp.	3.700%	5/1/25	5,587	5,997
[1]	Yale University	0.873%	4/15/25	11,171	11,148
					3,071,620
Consumer Staples (5.1%)
	Altria Group Inc.	4.000%	1/31/24	17,960	19,051
	Altria Group Inc.	3.800%	2/14/24	9,470	10,002
	Altria Group Inc.	2.350%	5/6/25	18,022	18,522
	Altria Group Inc.	4.400%	2/14/26	30,601	33,698
	Altria Group Inc.	2.625%	9/16/26	337	349
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	68,184	73,494
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	40,678	43,824
	Archer-Daniels-Midland Co.	2.500%	8/11/26	21,656	22,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.222%	8/15/24	51,078	53,208
	BAT Capital Corp.	2.789%	9/6/24	17,766	18,358
	BAT Capital Corp.	3.215%	9/6/26	25,694	26,812
	BAT International Finance plc	1.668%	3/25/26	34,613	34,006
	Brown-Forman Corp.	3.500%	4/15/25	4,401	4,720
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	12,505	13,360
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	12,676	12,684
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	18,890	20,037
	Campbell Soup Co.	3.650%	3/15/23	4,680	4,839
	Campbell Soup Co.	3.950%	3/15/25	21,399	22,995
	Campbell Soup Co.	3.300%	3/19/25	10,511	11,128
	Clorox Co.	3.500%	12/15/24	9,923	10,564
	Coca-Cola Co.	1.750%	9/6/24	31,306	31,955
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	7,167	7,756
[1]	Colgate-Palmolive Co.	1.950%	2/1/23	4,385	4,456
[1]	Colgate-Palmolive Co.	2.100%	5/1/23	7,602	7,760
[1]	Colgate-Palmolive Co.	3.250%	3/15/24	9,231	9,755
	Conagra Brands Inc.	3.200%	1/25/23	2,281	2,328
	Conagra Brands Inc.	0.500%	8/11/23	10,530	10,464
	Conagra Brands Inc.	4.300%	5/1/24	26,771	28,620
	Conagra Brands Inc.	4.600%	11/1/25	26,856	29,767
	Constellation Brands Inc.	3.200%	2/15/23	24,770	25,423
	Constellation Brands Inc.	4.250%	5/1/23	26,061	27,294
	Constellation Brands Inc.	4.750%	11/15/24	9,375	10,295
	Constellation Brands Inc.	4.400%	11/15/25	10,718	11,816
	Constellation Brands Inc.	4.750%	12/1/25	8,635	9,670
	Constellation Brands Inc.	3.700%	12/6/26	10,000	10,831
	Costco Wholesale Corp.	2.750%	5/18/24	31,005	32,303
	Diageo Capital plc	2.625%	4/29/23	20,863	21,314
	Diageo Capital plc	3.500%	9/18/23	12,943	13,538
	Diageo Capital plc	2.125%	10/24/24	12,339	12,668
	Diageo Capital plc	1.375%	9/29/25	23,415	23,414
	Dollar General Corp.	3.250%	4/15/23	20,732	21,288
	Dollar General Corp.	4.150%	11/1/25	5,794	6,337
	Dollar Tree Inc.	3.700%	5/15/23	23,825	24,836
	Dollar Tree Inc.	4.000%	5/15/25	20,993	22,623
	Estee Lauder Cos. Inc.	2.000%	12/1/24	13,347	13,699
	Flowers Foods Inc.	3.500%	10/1/26	6,599	7,120
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,180	3,261
	General Mills Inc.	3.700%	10/17/23	21,115	22,156
	General Mills Inc.	3.650%	2/15/24	12,007	12,603
	General Mills Inc.	4.000%	4/17/25	15,497	16,735
	Hershey Co.	2.625%	5/1/23	750	767
	Hershey Co.	3.375%	5/15/23	10,470	10,867
	Hershey Co.	2.050%	11/15/24	650	668
	Hershey Co.	0.900%	6/1/25	9,515	9,411
	Hershey Co.	3.200%	8/21/25	5,377	5,731
	Hershey Co.	2.300%	8/15/26	13,175	13,676
	Hormel Foods Corp.	0.650%	6/3/24	14,330	14,207
	Ingredion Inc.	3.200%	10/1/26	11,149	11,909
	J M Smucker Co.	3.500%	3/15/25	27,056	28,833
	Kellogg Co.	2.650%	12/1/23	12,777	13,206
	Kellogg Co.	3.250%	4/1/26	15,567	16,576
	Keurig Dr Pepper Inc.	4.057%	5/25/23	25,474	26,601
	Keurig Dr Pepper Inc.	3.130%	12/15/23	23,619	24,589
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	9,904
	Keurig Dr Pepper Inc.	4.417%	5/25/25	20,030	21,906
	Keurig Dr Pepper Inc.	3.400%	11/15/25	10,488	11,172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	2.550%	9/15/26	16,748	17,354
Kimberly-Clark Corp.	2.400%	6/1/23	6,687	6,862
Kimberly-Clark Corp.	3.050%	8/15/25	5,940	6,336
Kimberly-Clark Corp.	2.750%	2/15/26	11,789	12,497
Kroger Co.	3.850%	8/1/23	13,147	13,723
Kroger Co.	4.000%	2/1/24	13,534	14,310
Kroger Co.	3.500%	2/1/26	7,230	7,787
Kroger Co.	2.650%	10/15/26	14,060	14,611
McCormick & Co. Inc.	3.150%	8/15/24	23,616	24,745
McCormick & Co. Inc.	0.900%	2/15/26	11,124	10,724
Mead Johnson Nutrition Co.	4.125%	11/15/25	24,386	26,707
Molson Coors Beverage Co.	3.000%	7/15/26	50,502	52,980
Mondelez International Inc.	1.500%	5/4/25	22,932	22,996
PepsiCo Inc.	2.750%	3/1/23	23,611	24,264
PepsiCo Inc.	0.750%	5/1/23	28,109	28,195
PepsiCo Inc.	0.400%	10/7/23	11,098	11,047
PepsiCo Inc.	3.600%	3/1/24	5,296	5,582
PepsiCo Inc.	2.250%	3/19/25	50,037	51,696
PepsiCo Inc.	2.750%	4/30/25	21,276	22,284
PepsiCo Inc.	3.500%	7/17/25	13,573	14,613
PepsiCo Inc.	2.850%	2/24/26	23,778	25,182
PepsiCo Inc.	2.375%	10/6/26	13,518	14,147
Philip Morris International Inc.	2.625%	3/6/23	16,446	16,862
Philip Morris International Inc.	1.125%	5/1/23	22,326	22,470
Philip Morris International Inc.	2.125%	5/10/23	11,258	11,459
Philip Morris International Inc.	3.600%	11/15/23	8,335	8,791
Philip Morris International Inc.	2.875%	5/1/24	17,780	18,542
Philip Morris International Inc.	3.250%	11/10/24	15,114	16,038
Philip Morris International Inc.	1.500%	5/1/25	9,962	10,011
Philip Morris International Inc.	3.375%	8/11/25	14,610	15,566
Philip Morris International Inc.	2.750%	2/25/26	23,283	24,322
Philip Morris International Inc.	0.875%	5/1/26	16,545	16,007
Procter & Gamble Co.	3.100%	8/15/23	31,845	33,179
Procter & Gamble Co.	0.550%	10/29/25	19,450	18,996
Procter & Gamble Co.	2.700%	2/2/26	8,048	8,523
Procter & Gamble Co.	2.450%	11/3/26	27,439	28,882
Reynolds American Inc.	4.850%	9/15/23	7,435	7,925
Reynolds American Inc.	4.450%	6/12/25	62,808	68,024
Sysco Corp.	3.550%	3/15/25	16,339	17,454
Sysco Corp.	5.650%	4/1/25	19,363	21,831
Sysco Corp.	3.750%	10/1/25	16,382	17,612
Sysco Corp.	3.300%	7/15/26	21,218	22,564
Target Corp.	3.500%	7/1/24	19,385	20,607
Target Corp.	2.250%	4/15/25	32,342	33,355
Target Corp.	2.500%	4/15/26	23,000	24,133
Tyson Foods Inc.	3.900%	9/28/23	2,844	2,987
Tyson Foods Inc.	3.950%	8/15/24	16,733	17,797
Tyson Foods Inc.	4.000%	3/1/26	31,251	33,891
Unilever Capital Corp.	3.125%	3/22/23	11,974	12,336
Unilever Capital Corp.	0.375%	9/14/23	16,755	16,667
Unilever Capital Corp.	3.250%	3/7/24	15,649	16,457
Unilever Capital Corp.	2.600%	5/5/24	21,246	22,060
Unilever Capital Corp.	0.626%	8/12/24	5,070	5,027
Unilever Capital Corp.	3.375%	3/22/25	7,571	8,098
Unilever Capital Corp.	3.100%	7/30/25	9,219	9,850
Unilever Capital Corp.	2.000%	7/28/26	21,041	21,606
Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,103	25,591
Walgreens Boots Alliance Inc.	3.450%	6/1/26	29,118	30,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.350%	12/15/22	14,730	14,998
	Walmart Inc.	2.550%	4/11/23	30,636	31,305
	Walmart Inc.	3.400%	6/26/23	58,644	61,089
	Walmart Inc.	3.300%	4/22/24	33,385	35,078
	Walmart Inc.	2.850%	7/8/24	29,094	30,515
	Walmart Inc.	2.650%	12/15/24	19,113	20,059
	Walmart Inc.	3.550%	6/26/25	29,995	32,511
	Walmart Inc.	3.050%	7/8/26	22,346	23,986
	Walmart Inc.	1.050%	9/17/26	9,750	9,639
					2,550,673
Energy (7.1%)
	Baker Hughes Holdings LLC	2.773%	12/15/22	33,275	33,962
	Boardwalk Pipelines LP	3.375%	2/1/23	7,195	7,341
	Boardwalk Pipelines LP	4.950%	12/15/24	10,412	11,319
	Boardwalk Pipelines LP	5.950%	6/1/26	14,981	17,285
	BP Capital Markets America Inc.	2.937%	4/6/23	25,564	26,267
[1]	BP Capital Markets America Inc.	2.750%	5/10/23	43,856	45,043
[1]	BP Capital Markets America Inc.	3.216%	11/28/23	15,631	16,343
	BP Capital Markets America Inc.	3.790%	2/6/24	17,783	18,811
[1]	BP Capital Markets America Inc.	3.224%	4/14/24	21,711	22,852
	BP Capital Markets America Inc.	3.194%	4/6/25	22,251	23,446
	BP Capital Markets America Inc.	3.796%	9/21/25	16,581	17,951
	BP Capital Markets America Inc.	3.410%	2/11/26	21,780	23,278
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	20,182	21,352
	BP Capital Markets plc	2.750%	5/10/23	2,700	2,774
	BP Capital Markets plc	3.994%	9/26/23	17,147	18,096
	BP Capital Markets plc	3.814%	2/10/24	44,169	46,641
	BP Capital Markets plc	3.535%	11/4/24	13,753	14,628
	BP Capital Markets plc	3.506%	3/17/25	17,978	19,142
	Canadian Natural Resources Ltd.	2.950%	1/15/23	27,826	28,391
	Canadian Natural Resources Ltd.	3.800%	4/15/24	14,158	14,879
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,515	13,372
	Canadian Natural Resources Ltd.	2.050%	7/15/25	11,654	11,785
	Cenovus Energy Inc.	5.375%	7/15/25	19,841	22,045
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	22,965	25,519
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	48,057	53,513
	Chevron Corp.	2.355%	12/5/22	43,418	44,020
	Chevron Corp.	1.141%	5/11/23	37,055	37,338
	Chevron Corp.	2.566%	5/16/23	11,484	11,756
	Chevron Corp.	3.191%	6/24/23	36,488	37,687
	Chevron Corp.	2.895%	3/3/24	21,042	21,903
	Chevron Corp.	1.554%	5/11/25	54,918	55,410
	Chevron Corp.	3.326%	11/17/25	12,441	13,327
	Chevron Corp.	2.954%	5/16/26	48,151	51,092
	Chevron USA Inc.	0.426%	8/11/23	10,787	10,746
	Chevron USA Inc.	3.900%	11/15/24	14,230	15,288
	Chevron USA Inc.	0.687%	8/12/25	19,235	18,840
	Columbia Pipeline Group Inc.	4.500%	6/1/25	20,708	22,688
	ConocoPhillips Co.	2.400%	12/15/22	2,789	2,826
	ConocoPhillips Co.	3.350%	11/15/24	6,969	7,384
	ConocoPhillips Co.	4.950%	3/15/26	35,435	40,023
	Continental Resources Inc.	3.800%	6/1/24	4,000	4,170
[3]	Coterra Energy Inc.	4.375%	6/1/24	15,669	16,673
[3]	Devon Energy Corp.	5.250%	9/15/24	12,419	13,477
	Devon Energy Corp.	5.850%	12/15/25	10,026	11,496
	Diamondback Energy Inc.	2.875%	12/1/24	17,506	18,161
	Diamondback Energy Inc.	4.750%	5/31/25	14,626	16,036
[3]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,906	4,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enable Midstream Partners LP	3.900%	5/15/24	11,228	11,757
	Enbridge Energy Partners LP	5.875%	10/15/25	7,688	8,798
	Enbridge Inc.	4.000%	10/1/23	23,072	24,164
	Enbridge Inc.	0.550%	10/4/23	3,580	3,558
	Enbridge Inc.	3.500%	6/10/24	11,878	12,475
	Enbridge Inc.	2.500%	1/15/25	21,148	21,778
	Enbridge Inc.	1.600%	10/4/26	5,110	5,041
	Energy Transfer LP	3.450%	1/15/23	7,733	7,889
	Energy Transfer LP	3.600%	2/1/23	17,136	17,534
[1]	Energy Transfer LP	4.250%	3/15/23	21,105	21,787
[1]	Energy Transfer LP	4.200%	9/15/23	14,355	15,065
	Energy Transfer LP	4.500%	11/1/23	14,235	14,982
[1]	Energy Transfer LP	5.875%	1/15/24	25,827	27,874
	Energy Transfer LP	4.900%	2/1/24	7,343	7,808
	Energy Transfer LP	4.250%	4/1/24	12,536	13,212
	Energy Transfer LP	4.500%	4/15/24	13,429	14,306
	Energy Transfer LP	4.050%	3/15/25	17,926	18,975
	Energy Transfer LP	2.900%	5/15/25	21,853	22,553
	Energy Transfer LP	5.950%	12/1/25	11,503	13,116
	Energy Transfer LP	4.750%	1/15/26	20,958	23,035
	Energy Transfer LP	3.900%	7/15/26	12,841	13,823
	Enterprise Products Operating LLC	3.350%	3/15/23	25,933	26,639
	Enterprise Products Operating LLC	3.900%	2/15/24	12,211	12,877
	Enterprise Products Operating LLC	3.750%	2/15/25	32,569	34,806
	Enterprise Products Operating LLC	3.700%	2/15/26	19,879	21,402
	EOG Resources Inc.	2.625%	3/15/23	17,067	17,386
	EOG Resources Inc.	3.150%	4/1/25	9,567	10,118
	EOG Resources Inc.	4.150%	1/15/26	20,561	22,611
	Exxon Mobil Corp.	2.726%	3/1/23	36,343	37,178
	Exxon Mobil Corp.	1.571%	4/15/23	62,365	63,117
	Exxon Mobil Corp.	3.176%	3/15/24	10,631	11,116
	Exxon Mobil Corp.	2.019%	8/16/24	23,856	24,474
	Exxon Mobil Corp.	2.709%	3/6/25	26,217	27,329
	Exxon Mobil Corp.	2.992%	3/19/25	80,513	84,790
	Exxon Mobil Corp.	3.043%	3/1/26	51,560	54,694
	Exxon Mobil Corp.	2.275%	8/16/26	30,650	31,716
	Halliburton Co.	3.500%	8/1/23	14,337	14,857
	Halliburton Co.	3.800%	11/15/25	18,738	20,274
	Hess Corp.	3.500%	7/15/24	6,346	6,643
	HollyFrontier Corp.	2.625%	10/1/23	4,742	4,854
	HollyFrontier Corp.	5.875%	4/1/26	24,779	27,898
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	14,430	14,778
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	17,824	18,488
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	10,322	10,905
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	14,911	15,895
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,642	12,469
	Kinder Morgan Inc.	3.150%	1/15/23	19,567	20,027
	Kinder Morgan Inc.	4.300%	6/1/25	34,605	37,529
	Kinder Morgan Inc.	1.750%	11/15/26	12,000	11,906
	Magellan Midstream Partners LP	5.000%	3/1/26	13,312	14,965
	Marathon Petroleum Corp.	4.500%	5/1/23	33,355	34,968
	Marathon Petroleum Corp.	4.750%	12/15/23	14,812	15,853
	Marathon Petroleum Corp.	3.625%	9/15/24	5,920	6,237
	Marathon Petroleum Corp.	4.700%	5/1/25	35,970	39,311
	MPLX LP	3.500%	12/1/22	12,686	12,991
	MPLX LP	3.375%	3/15/23	15,410	15,837
	MPLX LP	4.500%	7/15/23	20,405	21,335
	MPLX LP	4.875%	12/1/24	28,592	31,065

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.000%	2/15/25	13,565	14,532
MPLX LP	4.875%	6/1/25	26,478	29,013
MPLX LP	1.750%	3/1/26	33,326	32,986
ONEOK Inc.	7.500%	9/1/23	9,385	10,276
ONEOK Inc.	2.750%	9/1/24	10,490	10,846
ONEOK Inc.	2.200%	9/15/25	8,771	8,906
ONEOK Inc.	5.850%	1/15/26	12,047	13,868
ONEOK Partners LP	5.000%	9/15/23	8,927	9,454
ONEOK Partners LP	4.900%	3/15/25	15,543	17,064
Ovintiv Exploration Inc.	5.625%	7/1/24	4,500	4,900
Ovintiv Exploration Inc.	5.375%	1/1/26	5,069	5,587
Phillips 66	3.700%	4/6/23	10,194	10,560
Phillips 66	0.900%	2/15/24	6,350	6,290
Phillips 66	3.850%	4/9/25	23,414	25,053
Phillips 66	1.300%	2/15/26	12,511	12,268
Phillips 66 Partners LP	2.450%	12/15/24	7,151	7,352
Phillips 66 Partners LP	3.605%	2/15/25	10,690	11,319
Phillips 66 Partners LP	3.550%	10/1/26	9,123	9,750
Pioneer Natural Resources Co.	0.550%	5/15/23	8,658	8,618
Pioneer Natural Resources Co.	0.750%	1/15/24	15,500	15,301
Pioneer Natural Resources Co.	1.125%	1/15/26	15,108	14,721
Pioneer Natural Resources Co.	4.450%	1/15/26	21,552	23,695
Plains All American Pipeline LP	2.850%	1/31/23	6,446	6,552
Plains All American Pipeline LP	3.850%	10/15/23	15,885	16,549
Plains All American Pipeline LP	3.600%	11/1/24	14,079	14,758
Plains All American Pipeline LP	4.650%	10/15/25	23,945	26,118
Sabine Pass Liquefaction LLC	5.625%	4/15/23	28,640	30,096
Sabine Pass Liquefaction LLC	5.750%	5/15/24	45,535	49,748
Sabine Pass Liquefaction LLC	5.625%	3/1/25	52,010	57,942
Sabine Pass Liquefaction LLC	5.875%	6/30/26	15,136	17,426
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	10,350	10,342
Schlumberger Investment SA	3.650%	12/1/23	31,675	33,154
Shell International Finance BV	2.250%	1/6/23	23,714	24,190
Shell International Finance BV	3.400%	8/12/23	24,655	25,821
Shell International Finance BV	0.375%	9/15/23	15,876	15,794
Shell International Finance BV	3.500%	11/13/23	16,182	17,007
Shell International Finance BV	2.000%	11/7/24	26,271	26,922
Shell International Finance BV	2.375%	4/6/25	30,326	31,435
Shell International Finance BV	3.250%	5/11/25	60,363	64,359
Shell International Finance BV	2.875%	5/10/26	36,491	38,689
Shell International Finance BV	2.500%	9/12/26	22,006	22,989
Spectra Energy Partners LP	4.750%	3/15/24	24,904	26,681
Spectra Energy Partners LP	3.500%	3/15/25	6,258	6,618
Spectra Energy Partners LP	3.375%	10/15/26	16,429	17,491
Suncor Energy Inc.	2.800%	5/15/23	14,596	14,966
Suncor Energy Inc.	3.100%	5/15/25	13,020	13,658
TC PipeLines LP	4.375%	3/13/25	5,770	6,238
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	30,070	31,008
TotalEnergies Capital International SA	2.700%	1/25/23	23,736	24,290
TotalEnergies Capital International SA	3.700%	1/15/24	25,358	26,781
TotalEnergies Capital International SA	3.750%	4/10/24	13,521	14,366
TotalEnergies Capital International SA	2.434%	1/10/25	22,230	22,989
TransCanada PipeLines Ltd.	3.750%	10/16/23	15,436	16,113
TransCanada PipeLines Ltd.	1.000%	10/12/24	22,000	21,835
TransCanada PipeLines Ltd.	4.875%	1/15/26	19,095	21,353
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	22,570	27,713
Valero Energy Corp.	1.200%	3/15/24	14,311	14,301
Valero Energy Corp.	3.650%	3/15/25	15,294	16,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	2.850%	4/15/25	25,119	26,144
	Valero Energy Corp.	3.400%	9/15/26	27,200	28,842
	Williams Cos. Inc.	3.700%	1/15/23	20,202	20,707
	Williams Cos. Inc.	4.500%	11/15/23	11,775	12,450
	Williams Cos. Inc.	4.300%	3/4/24	23,599	25,035
	Williams Cos. Inc.	4.550%	6/24/24	22,446	24,129
	Williams Cos. Inc.	3.900%	1/15/25	14,728	15,747
	Williams Cos. Inc.	4.000%	9/15/25	22,440	24,229
					3,571,682
Financials (41.9%)
	AerCap Ireland Capital DAC	3.300%	1/23/23	17,330	17,762
	AerCap Ireland Capital DAC	4.125%	7/3/23	20,204	21,060
	AerCap Ireland Capital DAC	4.500%	9/15/23	29,946	31,567
	AerCap Ireland Capital DAC	1.150%	10/29/23	30,400	30,339
	AerCap Ireland Capital DAC	4.875%	1/16/24	26,432	28,260
	AerCap Ireland Capital DAC	3.150%	2/15/24	18,031	18,647
	AerCap Ireland Capital DAC	2.875%	8/14/24	18,525	19,145
	AerCap Ireland Capital DAC	1.650%	10/29/24	69,850	69,744
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	22,000	21,995
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,352	18,220
	AerCap Ireland Capital DAC	6.500%	7/15/25	33,841	38,748
	AerCap Ireland Capital DAC	4.450%	10/1/25	16,145	17,508
	AerCap Ireland Capital DAC	1.750%	1/30/26	16,183	15,910
	AerCap Ireland Capital DAC	2.450%	10/29/26	105,500	105,854
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,676	6,063
	Affiliated Managers Group Inc.	3.500%	8/1/25	14,227	15,216
	Aflac Inc.	3.625%	11/15/24	28,378	30,431
	Aflac Inc.	3.250%	3/17/25	11,529	12,271
	Aflac Inc.	1.125%	3/15/26	15,550	15,402
	Air Lease Corp.	2.250%	1/15/23	8,587	8,721
	Air Lease Corp.	2.750%	1/15/23	13,757	14,016
	Air Lease Corp.	3.875%	7/3/23	14,549	15,144
	Air Lease Corp.	3.000%	9/15/23	13,600	14,003
[1]	Air Lease Corp.	4.250%	2/1/24	24,070	25,462
[1]	Air Lease Corp.	0.700%	2/15/24	14,012	13,808
	Air Lease Corp.	0.800%	8/18/24	17,848	17,522
	Air Lease Corp.	4.250%	9/15/24	13,147	14,043
[1]	Air Lease Corp.	2.300%	2/1/25	17,965	18,270
	Air Lease Corp.	3.250%	3/1/25	16,392	17,075
	Air Lease Corp.	3.375%	7/1/25	19,005	19,942
[1]	Air Lease Corp.	2.875%	1/15/26	29,101	29,912
[1]	Air Lease Corp.	3.750%	6/1/26	13,817	14,688
	Air Lease Corp.	1.875%	8/17/26	30,668	30,205
	Aircastle Ltd.	5.000%	4/1/23	11,119	11,665
	Aircastle Ltd.	4.400%	9/25/23	13,839	14,554
	Aircastle Ltd.	4.125%	5/1/24	10,139	10,648
	Aircastle Ltd.	4.250%	6/15/26	14,715	15,853
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	8,124	8,774
	Allstate Corp.	3.150%	6/15/23	12,823	13,310
	Allstate Corp.	0.750%	12/15/25	8,117	7,935
[1]	Allstate Corp.	5.750%	8/15/53	17,422	18,269
	Ally Financial Inc.	3.050%	6/5/23	3,512	3,611
	Ally Financial Inc.	1.450%	10/2/23	32,135	32,280
	Ally Financial Inc.	3.875%	5/21/24	13,695	14,432
	Ally Financial Inc.	5.125%	9/30/24	28,549	31,393
	Ally Financial Inc.	4.625%	3/30/25	19,384	21,198
	Ally Financial Inc.	5.800%	5/1/25	16,424	18,632
	American Express Co.	2.650%	12/2/22	40,639	41,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.400%	2/27/23	41,083	42,409
	American Express Co.	3.700%	8/3/23	29,774	31,125
	American Express Co.	0.750%	11/3/23	18,000	17,965
	American Express Co.	3.400%	2/22/24	32,064	33,654
	American Express Co.	2.500%	7/30/24	28,195	29,142
	American Express Co.	3.000%	10/30/24	34,975	36,729
	American Express Co.	3.625%	12/5/24	15,404	16,459
	American Express Co.	4.200%	11/6/25	12,896	14,248
	American Express Co.	3.125%	5/20/26	24,287	25,782
	American Express Co.	1.650%	11/4/26	17,400	17,393
	American Financial Group Inc.	3.500%	8/15/26	6,695	7,201
	American International Group Inc.	4.125%	2/15/24	28,475	30,344
	American International Group Inc.	2.500%	6/30/25	40,222	41,621
	American International Group Inc.	3.750%	7/10/25	18,000	19,336
	American International Group Inc.	3.900%	4/1/26	28,864	31,470
	Ameriprise Financial Inc.	4.000%	10/15/23	19,334	20,457
	Ameriprise Financial Inc.	3.700%	10/15/24	13,728	14,762
	Ameriprise Financial Inc.	3.000%	4/2/25	17,012	17,884
	Ameriprise Financial Inc.	2.875%	9/15/26	3,864	4,094
	Aon plc	4.000%	11/27/23	5,747	6,053
	Aon plc	3.500%	6/14/24	9,429	9,977
	Aon plc	3.875%	12/15/25	24,432	26,553
	Ares Capital Corp.	3.500%	2/10/23	17,266	17,709
	Ares Capital Corp.	4.200%	6/10/24	16,367	17,214
	Ares Capital Corp.	4.250%	3/1/25	17,096	18,122
	Ares Capital Corp.	3.250%	7/15/25	21,862	22,494
	Ares Capital Corp.	3.875%	1/15/26	26,675	28,103
	Ares Capital Corp.	2.150%	7/15/26	20,689	20,444
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	6,460	6,886
	Assurant Inc.	4.200%	9/27/23	8,290	8,744
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	7,034	7,685
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	15,424	16,848
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	5,760	5,766
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	5,700	5,553
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	25,195	25,184
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	17,915	17,568
	Banco Santander SA	3.125%	2/23/23	27,713	28,477
	Banco Santander SA	3.848%	4/12/23	31,651	32,898
	Banco Santander SA	2.706%	6/27/24	35,820	37,162
	Banco Santander SA	0.701%	6/30/24	11,010	10,961
	Banco Santander SA	2.746%	5/28/25	38,319	39,697
	Banco Santander SA	5.179%	11/19/25	31,548	35,186
	Banco Santander SA	1.849%	3/25/26	24,744	24,663
	Banco Santander SA	1.722%	9/14/27	33,400	32,816
[1]	Bank of America Corp.	3.300%	1/11/23	60,278	62,078
	Bank of America Corp.	4.100%	7/24/23	39,817	42,049
[1]	Bank of America Corp.	3.004%	12/20/23	154,116	157,617
[1]	Bank of America Corp.	4.125%	1/22/24	63,618	67,772
[1]	Bank of America Corp.	3.550%	3/5/24	81,904	84,560
[1]	Bank of America Corp.	4.000%	4/1/24	29,337	31,248
[1]	Bank of America Corp.	1.486%	5/19/24	21,098	21,251
[1]	Bank of America Corp.	0.523%	6/14/24	10,969	10,890
[1]	Bank of America Corp.	3.864%	7/23/24	54,491	56,946
[1]	Bank of America Corp.	4.200%	8/26/24	53,545	57,400
[1]	Bank of America Corp.	0.810%	10/24/24	47,695	47,368
[1]	Bank of America Corp.	4.000%	1/22/25	70,149	75,033
[1]	Bank of America Corp.	3.458%	3/15/25	66,435	69,613
[1]	Bank of America Corp.	3.950%	4/21/25	62,011	66,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	0.976%	4/22/25	54,691	54,249
[1]	Bank of America Corp.	3.875%	8/1/25	19,189	20,843
[1]	Bank of America Corp.	0.981%	9/25/25	49,977	49,360
[1]	Bank of America Corp.	3.093%	10/1/25	59,073	61,782
[1]	Bank of America Corp.	2.456%	10/22/25	48,637	49,974
[1]	Bank of America Corp.	3.366%	1/23/26	49,151	51,884
[1]	Bank of America Corp.	2.015%	2/13/26	46,972	47,665
[1]	Bank of America Corp.	4.450%	3/3/26	53,965	59,413
[1]	Bank of America Corp.	3.500%	4/19/26	85,797	92,374
[1]	Bank of America Corp.	1.319%	6/19/26	78,847	78,091
	Bank of America Corp.	6.220%	9/15/26	5,972	7,120
[1]	Bank of America Corp.	4.250%	10/22/26	46,255	50,971
[1]	Bank of America Corp.	1.197%	10/24/26	67,211	65,895
[1]	Bank of America Corp.	1.658%	3/11/27	70,035	69,437
[1]	Bank of America Corp.	3.559%	4/23/27	37,961	40,529
	Bank of America Corp.	1.734%	7/22/27	119,572	118,514
[1]	Bank of America Corp.	4.183%	11/25/27	54,047	59,107
[1]	Bank of Montreal	2.050%	11/1/22	14,147	14,347
[1]	Bank of Montreal	2.550%	11/6/22	14,992	15,251
[1]	Bank of Montreal	0.400%	9/15/23	35,794	35,598
	Bank of Montreal	0.450%	12/8/23	24,132	23,939
[1]	Bank of Montreal	3.300%	2/5/24	52,157	54,676
[1]	Bank of Montreal	2.500%	6/28/24	14,278	14,772
[1]	Bank of Montreal	1.850%	5/1/25	40,506	41,209
[1]	Bank of Montreal	1.250%	9/15/26	25,267	24,767
[1]	Bank of Montreal	0.949%	1/22/27	24,761	24,092
[1]	Bank of Montreal	4.338%	10/5/28	6,735	7,109
[1]	Bank of New York Mellon Corp.	1.850%	1/27/23	15,611	15,831
[1]	Bank of New York Mellon Corp.	2.950%	1/29/23	18,444	18,912
[1]	Bank of New York Mellon Corp.	3.500%	4/28/23	18,657	19,401
[1]	Bank of New York Mellon Corp.	3.450%	8/11/23	21,279	22,266
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	29,758	30,462
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	24,161	23,977
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	13,614	14,381
[1]	Bank of New York Mellon Corp.	0.500%	4/26/24	11,173	11,059
	Bank of New York Mellon Corp.	3.400%	5/15/24	11,299	11,930
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	8,958	9,463
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	16,740	17,210
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	17,334	18,294
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	23,745	23,995
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,739	9,589
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,406	5,276
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	18,903	19,875
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	13,680	14,269
	Bank of Nova Scotia	2.000%	11/15/22	35,801	36,310
	Bank of Nova Scotia	2.375%	1/18/23	9,281	9,467
	Bank of Nova Scotia	1.950%	2/1/23	25,619	26,005
	Bank of Nova Scotia	1.625%	5/1/23	35,832	36,312
	Bank of Nova Scotia	0.400%	9/15/23	35,000	34,748
	Bank of Nova Scotia	0.550%	9/15/23	15,401	15,338
	Bank of Nova Scotia	3.400%	2/11/24	19,709	20,723
	Bank of Nova Scotia	0.700%	4/15/24	8,469	8,383
	Bank of Nova Scotia	0.650%	7/31/24	16,515	16,312
	Bank of Nova Scotia	2.200%	2/3/25	23,809	24,463
	Bank of Nova Scotia	1.300%	6/11/25	33,429	33,325
	Bank of Nova Scotia	4.500%	12/16/25	19,074	21,133
	Bank of Nova Scotia	1.050%	3/2/26	20,377	19,959
	Bank of Nova Scotia	1.350%	6/24/26	21,870	21,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.700%	8/3/26	30,035	31,411
	Bank of Nova Scotia	1.300%	9/15/26	19,900	19,542
[1]	Bank of Nova Scotia	4.650%	4/12/70	3,800	3,721
	BankUnited Inc.	4.875%	11/17/25	7,417	8,199
[1]	Barclays Bank plc	3.750%	5/15/24	6,423	6,845
	Barclays plc	3.684%	1/10/23	32,075	32,176
[1]	Barclays plc	4.338%	5/16/24	48,222	50,494
	Barclays plc	4.375%	9/11/24	21,256	22,758
	Barclays plc	1.007%	12/10/24	22,246	22,108
	Barclays plc	3.650%	3/16/25	50,334	53,441
[1]	Barclays plc	3.932%	5/7/25	46,898	49,540
	Barclays plc	4.375%	1/12/26	64,236	70,321
[1]	Barclays plc	2.852%	5/7/26	57,535	59,456
	Barclays plc	5.200%	5/12/26	20,463	23,011
	Barclays plc	2.279%	11/24/27	15,808	15,826
	BBVA USA	2.500%	8/27/24	14,493	15,042
[1]	BBVA USA	3.875%	4/10/25	14,307	15,427
	Berkshire Hathaway Inc.	3.000%	2/11/23	9,204	9,468
	Berkshire Hathaway Inc.	2.750%	3/15/23	49,671	50,870
	Berkshire Hathaway Inc.	3.125%	3/15/26	55,262	59,130
	BGC Partners Inc.	5.375%	7/24/23	9,699	10,267
	BGC Partners Inc.	3.750%	10/1/24	6,333	6,631
	BlackRock Inc.	3.500%	3/18/24	23,881	25,311
[3]	Blackstone Private Credit Fund	2.350%	11/22/24	11,000	11,001
	Blackstone Secured Lending Fund	3.650%	7/14/23	5,162	5,340
	Blackstone Secured Lending Fund	3.625%	1/15/26	16,744	17,456
	Blackstone Secured Lending Fund	2.750%	9/16/26	17,835	17,916
[1]	BNP Paribas SA	3.250%	3/3/23	16,112	16,640
[1]	BNP Paribas SA	4.250%	10/15/24	22,650	24,518
[3]	BNP Paribas SA	2.819%	11/19/25	1,800	1,857
	BPCE SA	4.000%	4/15/24	33,508	35,761
	Brookfield Asset Management Inc.	4.000%	1/15/25	8,910	9,590
	Brookfield Finance Inc.	4.000%	4/1/24	20,496	21,713
	Brookfield Finance Inc.	4.250%	6/2/26	8,097	8,958
	Brown & Brown Inc.	4.200%	9/15/24	11,089	11,890
	Business Development Corp. of America	3.250%	3/30/26	7,763	7,771
[1]	Cadence Bank	4.125%	11/20/29	1,275	1,328
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	23,044	22,917
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	22,985	23,047
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	30,723	32,264
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	20,285	20,060
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	14,692	15,367
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	12,095	11,990
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	18,482	18,991
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	8,504	8,349
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	23,964	23,315
	Capital One Bank USA NA	3.375%	2/15/23	36,678	37,773
[1]	Capital One Bank USA NA	2.280%	1/28/26	1,150	1,173
	Capital One Financial Corp.	3.200%	1/30/23	19,348	19,858
	Capital One Financial Corp.	2.600%	5/11/23	41,325	42,321
	Capital One Financial Corp.	3.500%	6/15/23	35,327	36,768
	Capital One Financial Corp.	3.900%	1/29/24	25,701	27,133
	Capital One Financial Corp.	3.750%	4/24/24	17,560	18,573
	Capital One Financial Corp.	3.300%	10/30/24	23,843	25,096
	Capital One Financial Corp.	3.200%	2/5/25	37,655	39,669
	Capital One Financial Corp.	4.250%	4/30/25	8,903	9,675
	Capital One Financial Corp.	4.200%	10/29/25	30,075	32,699
	Capital One Financial Corp.	3.750%	7/28/26	34,242	36,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	1.878%	11/2/27	10,927	10,871
	Charles Schwab Corp.	3.225%	9/1/22	1,500	1,529
	Charles Schwab Corp.	2.650%	1/25/23	22,729	23,221
	Charles Schwab Corp.	3.550%	2/1/24	13,195	13,931
	Charles Schwab Corp.	0.750%	3/18/24	36,324	36,178
	Charles Schwab Corp.	3.750%	4/1/24	9,933	10,525
	Charles Schwab Corp.	3.000%	3/10/25	12,608	13,284
	Charles Schwab Corp.	4.200%	3/24/25	8,600	9,404
	Charles Schwab Corp.	3.625%	4/1/25	10,372	11,104
	Charles Schwab Corp.	3.850%	5/21/25	19,699	21,341
	Charles Schwab Corp.	3.450%	2/13/26	8,828	9,514
	Charles Schwab Corp.	0.900%	3/11/26	18,860	18,435
	Charles Schwab Corp.	1.150%	5/13/26	28,111	27,766
	Chubb INA Holdings Inc.	2.700%	3/13/23	17,125	17,568
	Chubb INA Holdings Inc.	3.350%	5/15/24	18,097	19,133
	Chubb INA Holdings Inc.	3.150%	3/15/25	20,906	22,194
	Chubb INA Holdings Inc.	3.350%	5/3/26	31,550	34,023
[1]	CIT Bank NA	2.969%	9/27/25	7,037	7,177
[1]	Citibank NA	3.650%	1/23/24	42,430	44,785
	Citigroup Inc.	3.375%	3/1/23	8,376	8,642
	Citigroup Inc.	3.500%	5/15/23	30,769	31,876
	Citigroup Inc.	3.875%	10/25/23	21,222	22,475
[1]	Citigroup Inc.	1.678%	5/15/24	27,730	28,022
[1]	Citigroup Inc.	4.044%	6/1/24	33,853	35,414
	Citigroup Inc.	3.750%	6/16/24	18,881	20,108
	Citigroup Inc.	4.000%	8/5/24	12,029	12,863
	Citigroup Inc.	0.776%	10/30/24	45,616	45,345
	Citigroup Inc.	3.875%	3/26/25	32,035	34,287
[1]	Citigroup Inc.	3.352%	4/24/25	73,521	76,971
	Citigroup Inc.	3.300%	4/27/25	27,656	29,392
	Citigroup Inc.	0.981%	5/1/25	13,115	13,023
	Citigroup Inc.	4.400%	6/10/25	55,139	59,966
	Citigroup Inc.	5.500%	9/13/25	32,905	37,229
	Citigroup Inc.	1.281%	11/3/25	21,045	20,989
	Citigroup Inc.	3.700%	1/12/26	44,471	48,116
	Citigroup Inc.	4.600%	3/9/26	38,544	42,637
[1]	Citigroup Inc.	3.106%	4/8/26	88,846	93,337
	Citigroup Inc.	3.400%	5/1/26	50,526	54,240
	Citigroup Inc.	3.200%	10/21/26	83,305	88,284
	Citigroup Inc.	4.300%	11/20/26	20,584	22,721
	Citigroup Inc.	1.122%	1/28/27	51,435	49,975
	Citigroup Inc.	1.462%	6/9/27	20,130	19,745
[1]	Citizens Bank NA	3.700%	3/29/23	19,206	19,905
[1]	Citizens Bank NA	2.250%	4/28/25	10,239	10,530
[1]	Citizens Bank NA	3.750%	2/18/26	14,364	15,602
	Citizens Financial Group Inc.	4.300%	12/3/25	3,192	3,491
	Citizens Financial Group Inc.	2.850%	7/27/26	12,953	13,610
	Citizens Financial Group Inc.	4.300%	2/11/31	3,691	3,888
	CME Group Inc.	3.000%	3/15/25	16,654	17,547
	CNA Financial Corp.	3.950%	5/15/24	12,304	13,068
	CNA Financial Corp.	4.500%	3/1/26	8,992	9,990
	CNO Financial Group Inc.	5.250%	5/30/25	14,275	15,835
[1]	Comerica Bank	2.500%	7/23/24	9,834	10,194
[1]	Comerica Bank	4.000%	7/27/25	5,367	5,828
	Comerica Inc.	3.700%	7/31/23	20,922	21,845
	Cooperatieve Rabobank UA	2.750%	1/10/23	26,388	27,013
	Cooperatieve Rabobank UA	4.625%	12/1/23	38,381	40,985
	Cooperatieve Rabobank UA	0.375%	1/12/24	21,920	21,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	31,168	33,454
	Cooperatieve Rabobank UA	4.375%	8/4/25	27,979	30,557
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	33,828	36,577
	Credit Suisse AG	1.000%	5/5/23	45,760	45,926
[1]	Credit Suisse AG	0.520%	8/9/23	13,930	13,863
	Credit Suisse AG	0.495%	2/2/24	24,100	23,849
[1]	Credit Suisse AG	3.625%	9/9/24	82,055	87,296
	Credit Suisse AG	2.950%	4/9/25	46,973	49,302
	Credit Suisse AG	1.250%	8/7/26	30,830	30,077
	Credit Suisse Group AG	3.800%	6/9/23	34,541	35,966
	Credit Suisse Group AG	3.750%	3/26/25	48,596	51,719
	Credit Suisse Group AG	4.550%	4/17/26	47,854	52,910
	Deutsche Bank AG	3.950%	2/27/23	31,404	32,500
[1]	Deutsche Bank AG	0.962%	11/8/23	15,199	15,155
	Deutsche Bank AG	0.898%	5/28/24	6,715	6,670
[1]	Deutsche Bank AG	3.700%	5/30/24	30,971	32,534
	Deutsche Bank AG	3.700%	5/30/24	11,553	12,167
[1]	Deutsche Bank AG	2.222%	9/18/24	55,858	56,657
	Deutsche Bank AG	1.447%	4/1/25	4,260	4,243
[1]	Deutsche Bank AG	3.961%	11/26/25	25,183	26,778
	Deutsche Bank AG	4.100%	1/13/26	3,984	4,308
[1]	Deutsche Bank AG	4.100%	1/13/26	18,684	20,150
	Deutsche Bank AG	1.686%	3/19/26	20,115	20,063
	Deutsche Bank AG	2.129%	11/24/26	43,225	43,242
	Deutsche Bank AG	2.311%	11/16/27	26,855	26,820
[1]	Discover Bank	3.350%	2/6/23	22,801	23,423
[1]	Discover Bank	4.200%	8/8/23	20,695	21,802
	Discover Bank	2.450%	9/12/24	17,904	18,345
[1]	Discover Bank	4.250%	3/13/26	1,954	2,149
[1]	Discover Bank	3.450%	7/27/26	25,445	27,005
[1]	Discover Bank	4.682%	8/9/28	10,433	10,960
	Discover Financial Services	3.950%	11/6/24	9,596	10,242
	Discover Financial Services	3.750%	3/4/25	10,264	10,937
	Discover Financial Services	4.500%	1/30/26	20,348	22,382
	Eaton Vance Corp.	3.625%	6/15/23	7,220	7,519
	Equitable Holdings Inc.	3.900%	4/20/23	12,110	12,597
	Fifth Third Bancorp	1.625%	5/5/23	13,931	14,093
	Fifth Third Bancorp	4.300%	1/16/24	16,403	17,430
	Fifth Third Bancorp	3.650%	1/25/24	49,767	52,342
	Fifth Third Bancorp	2.375%	1/28/25	15,163	15,612
	Fifth Third Bancorp	1.707%	11/1/27	2,860	2,834
[1]	Fifth Third Bank NA	1.800%	1/30/23	15,848	16,044
[1]	Fifth Third Bank NA	3.950%	7/28/25	12,999	14,215
[1]	Fifth Third Bank NA	3.850%	3/15/26	11,894	12,929
	First American Financial Corp.	4.600%	11/15/24	5,487	5,983
	First Horizon Corp.	3.550%	5/26/23	6,894	7,131
	First Horizon Corp.	4.000%	5/26/25	10,854	11,631
[1]	First Republic Bank	1.912%	2/12/24	11,812	11,962
	FNB Corp.	2.200%	2/24/23	5,217	5,278
	Franklin Resources Inc.	2.850%	3/30/25	9,757	10,274
	FS KKR Capital Corp.	4.625%	7/15/24	11,781	12,473
	FS KKR Capital Corp.	4.125%	2/1/25	11,005	11,529
	FS KKR Capital Corp.	3.400%	1/15/26	22,877	23,346
	GATX Corp.	3.900%	3/30/23	1,775	1,843
	GATX Corp.	4.350%	2/15/24	6,438	6,867
	GATX Corp.	3.250%	3/30/25	4,306	4,513
	GATX Corp.	3.250%	9/15/26	9,768	10,349
	GE Capital Funding LLC	3.450%	5/15/25	28,153	30,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	42,282	45,711
	Global Payments Inc.	3.750%	6/1/23	13,036	13,481
	Global Payments Inc.	4.000%	6/1/23	18,694	19,505
	Global Payments Inc.	1.500%	11/15/24	10,605	10,590
	Global Payments Inc.	2.650%	2/15/25	25,196	25,938
	Global Payments Inc.	1.200%	3/1/26	17,555	17,025
	Global Payments Inc.	4.800%	4/1/26	14,583	16,192
	Goldman Sachs BDC Inc.	3.750%	2/10/25	8,662	9,088
	Goldman Sachs BDC Inc.	2.875%	1/15/26	11,675	11,926
	Goldman Sachs Group Inc.	3.625%	1/22/23	37,033	38,236
[1]	Goldman Sachs Group Inc.	0.481%	1/27/23	52,054	51,921
	Goldman Sachs Group Inc.	3.200%	2/23/23	40,657	41,778
	Goldman Sachs Group Inc.	0.523%	3/8/23	25,574	25,489
	Goldman Sachs Group Inc.	3.625%	2/20/24	46,733	49,186
	Goldman Sachs Group Inc.	4.000%	3/3/24	60,691	64,457
	Goldman Sachs Group Inc.	0.673%	3/8/24	42,456	42,310
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	27,893	29,587
[1]	Goldman Sachs Group Inc.	0.657%	9/10/24	56,377	55,959
	Goldman Sachs Group Inc.	0.925%	10/21/24	25,770	25,662
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,216	54,170
	Goldman Sachs Group Inc.	3.500%	4/1/25	90,708	96,276
	Goldman Sachs Group Inc.	3.750%	5/22/25	33,498	35,825
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	37,967	39,833
	Goldman Sachs Group Inc.	4.250%	10/21/25	55,697	60,618
	Goldman Sachs Group Inc.	0.855%	2/12/26	9,190	8,996
	Goldman Sachs Group Inc.	3.750%	2/25/26	38,583	41,519
	Goldman Sachs Group Inc.	3.500%	11/16/26	59,686	63,569
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	70,233	68,344
	Goldman Sachs Group Inc.	1.431%	3/9/27	55,695	54,624
	Goldman Sachs Group Inc.	1.542%	9/10/27	58,810	57,592
	Goldman Sachs Group Inc.	1.948%	10/21/27	52,897	52,770
	Golub Capital BDC Inc.	3.375%	4/15/24	9,930	10,210
	Golub Capital BDC Inc.	2.500%	8/24/26	11,402	11,262
	Hanover Insurance Group Inc.	4.500%	4/15/26	8,396	9,244
	HSBC Holdings plc	3.600%	5/25/23	27,160	28,269
	HSBC Holdings plc	4.250%	3/14/24	46,963	49,722
[1]	HSBC Holdings plc	3.950%	5/18/24	53,935	56,206
	HSBC Holdings plc	0.732%	8/17/24	34,035	33,787
	HSBC Holdings plc	1.162%	11/22/24	15,000	14,979
[1]	HSBC Holdings plc	3.803%	3/11/25	68,131	71,760
	HSBC Holdings plc	0.976%	5/24/25	50,370	49,765
	HSBC Holdings plc	4.250%	8/18/25	23,611	25,449
[1]	HSBC Holdings plc	2.633%	11/7/25	33,710	34,664
	HSBC Holdings plc	4.300%	3/8/26	55,210	60,523
[1]	HSBC Holdings plc	1.645%	4/18/26	42,726	42,515
	HSBC Holdings plc	3.900%	5/25/26	56,523	61,099
[1]	HSBC Holdings plc	2.099%	6/4/26	57,162	57,611
[1]	HSBC Holdings plc	4.292%	9/12/26	61,681	66,769
	HSBC Holdings plc	4.375%	11/23/26	49,486	54,071
	HSBC Holdings plc	1.589%	5/24/27	53,098	51,916
	HSBC Holdings plc	2.251%	11/22/27	41,836	41,896
	HSBC USA Inc.	3.500%	6/23/24	22,516	23,817
	Huntington Bancshares Inc.	2.625%	8/6/24	18,711	19,352
	Huntington Bancshares Inc.	4.000%	5/15/25	4,468	4,829
	Huntington National Bank	1.800%	2/3/23	23,317	23,590
[1]	Huntington National Bank	3.550%	10/6/23	19,269	20,187
	ING Groep NV	4.100%	10/2/23	31,344	33,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	3.550%	4/9/24	24,621	25,968
	ING Groep NV	1.726%	4/1/27	22,862	22,754
	Intercontinental Exchange Inc.	0.700%	6/15/23	22,637	22,582
	Intercontinental Exchange Inc.	3.450%	9/21/23	8,015	8,368
	Intercontinental Exchange Inc.	4.000%	10/15/23	16,997	17,940
	Intercontinental Exchange Inc.	3.750%	12/1/25	23,865	25,860
[3]	Intesa Sanpaolo SpA	3.375%	1/12/23	2,450	2,515
	Intesa Sanpaolo SpA	5.250%	1/12/24	10,667	11,509
	Invesco Finance plc	4.000%	1/30/24	11,450	12,140
	Invesco Finance plc	3.750%	1/15/26	14,276	15,496
[3]	Jackson Financial Inc.	1.125%	11/22/23	8,000	7,996
	Janus Capital Group Inc.	4.875%	8/1/25	5,979	6,615
	Jefferies Financial Group Inc.	5.500%	10/18/23	17,048	17,905
	JPMorgan Chase & Co.	2.972%	1/15/23	31,507	31,595
	JPMorgan Chase & Co.	3.200%	1/25/23	23,299	23,993
	JPMorgan Chase & Co.	3.375%	5/1/23	52,326	54,196
	JPMorgan Chase & Co.	2.700%	5/18/23	50,087	51,351
	JPMorgan Chase & Co.	3.875%	2/1/24	29,887	31,729
	JPMorgan Chase & Co.	0.697%	3/16/24	21,693	21,669
[1]	JPMorgan Chase & Co.	3.559%	4/23/24	54,419	56,441
	JPMorgan Chase & Co.	3.625%	5/13/24	45,771	48,534
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	33,218	33,498
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	49,067	51,275
	JPMorgan Chase & Co.	3.875%	9/10/24	52,403	55,940
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	41,005	40,805
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	71,870	75,977
	JPMorgan Chase & Co.	3.125%	1/23/25	55,019	57,857
	JPMorgan Chase & Co.	0.563%	2/16/25	11,372	11,244
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	44,543	46,477
	JPMorgan Chase & Co.	0.824%	6/1/25	42,115	41,618
	JPMorgan Chase & Co.	0.969%	6/23/25	55,823	55,304
	JPMorgan Chase & Co.	3.900%	7/15/25	47,685	51,570
	JPMorgan Chase & Co.	7.750%	7/15/25	2,336	2,833
	JPMorgan Chase & Co.	0.768%	8/9/25	7,972	7,863
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	51,477	52,622
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	68,766	69,761
	JPMorgan Chase & Co.	3.300%	4/1/26	65,415	69,727
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	94,573	96,182
	JPMorgan Chase & Co.	3.200%	6/15/26	23,007	24,423
	JPMorgan Chase & Co.	2.950%	10/1/26	66,825	70,546
	JPMorgan Chase & Co.	7.625%	10/15/26	14,687	18,588
	JPMorgan Chase & Co.	1.045%	11/19/26	69,092	67,257
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	25,995	28,239
	JPMorgan Chase & Co.	1.040%	2/4/27	70,695	68,553
	JPMorgan Chase & Co.	1.578%	4/22/27	105,385	104,170
	JPMorgan Chase & Co.	1.470%	9/22/27	63,122	61,967
	Kemper Corp.	4.350%	2/15/25	8,018	8,627
[1]	KeyBank NA	3.375%	3/7/23	15,639	16,176
[1]	KeyBank NA	1.250%	3/10/23	21,135	21,301
[1]	KeyBank NA	0.423%	1/3/24	22,245	22,168
[1]	KeyBank NA	0.433%	6/14/24	12,547	12,471
[1]	KeyBank NA	3.300%	6/1/25	12,382	13,251
[1]	KeyBank NA	3.400%	5/20/26	18,843	20,248
[1]	KeyCorp	4.150%	10/29/25	4,918	5,405
	Lazard Group LLC	3.750%	2/13/25	8,271	8,827
	Legg Mason Inc.	4.750%	3/15/26	9,993	11,278
	Lincoln National Corp.	4.000%	9/1/23	11,144	11,731
	Lincoln National Corp.	3.350%	3/9/25	4,142	4,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Bank plc	3.500%	5/14/25	2,125	2,263
	Lloyds Banking Group plc	4.050%	8/16/23	46,091	48,478
	Lloyds Banking Group plc	3.900%	3/12/24	25,148	26,671
	Lloyds Banking Group plc	0.695%	5/11/24	2,814	2,805
	Lloyds Banking Group plc	4.500%	11/4/24	31,859	34,454
	Lloyds Banking Group plc	4.450%	5/8/25	19,286	21,084
[1]	Lloyds Banking Group plc	3.870%	7/9/25	55,795	59,271
	Lloyds Banking Group plc	4.582%	12/10/25	36,762	40,328
[1]	Lloyds Banking Group plc	2.438%	2/5/26	28,596	29,327
	Lloyds Banking Group plc	4.650%	3/24/26	31,150	34,438
	Lloyds Banking Group plc	1.627%	5/11/27	4,142	4,080
	Loews Corp.	2.625%	5/15/23	10,776	11,020
	Loews Corp.	3.750%	4/1/26	9,291	10,117
	M&T Bank Corp.	3.550%	7/26/23	22,833	23,756
	Main Street Capital Corp.	5.200%	5/1/24	10,317	11,083
	Main Street Capital Corp.	3.000%	7/14/26	7,914	7,962
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	11,225	11,820
	Manulife Financial Corp.	4.150%	3/4/26	21,809	24,073
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,515	4,648
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	21,328	22,639
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	14,729	15,545
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	14,607	15,539
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	16,883	18,330
	Mastercard Inc.	3.375%	4/1/24	23,538	24,868
	Mastercard Inc.	2.000%	3/3/25	20,065	20,624
	Mastercard Inc.	2.950%	11/21/26	16,493	17,589
[1]	MetLife Inc.	4.368%	9/15/23	26,543	28,206
	MetLife Inc.	3.600%	4/10/24	18,394	19,489
	MetLife Inc.	3.000%	3/1/25	15,140	16,003
	MetLife Inc.	3.600%	11/13/25	7,945	8,602
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	39,467	40,799
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	62,857	65,897
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	14,516	14,954
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	43,677	45,850
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	25,843	26,913
[1]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	32,266	32,173
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	66,742	68,323
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	610	656
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	36,692	36,541
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	45,882	45,472
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	30,942	33,640
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	81,567	80,389
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	18,455	18,257
	Mizuho Financial Group Inc.	3.549%	3/5/23	18,175	18,816
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	26,318	26,432
[1]	Mizuho Financial Group Inc.	0.849%	9/8/24	17,740	17,700
[1]	Mizuho Financial Group Inc.	3.922%	9/11/24	27,695	29,096
[1]	Mizuho Financial Group Inc.	2.839%	7/16/25	15,148	15,720
[1]	Mizuho Financial Group Inc.	2.555%	9/13/25	12,175	12,549
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	17,267	17,554
	Mizuho Financial Group Inc.	2.839%	9/13/26	20,107	21,067
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,540	27,736
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,396	10,229
[1]	Morgan Stanley	3.125%	1/23/23	54,287	55,769
[1]	Morgan Stanley	3.750%	2/25/23	71,049	73,643
[1]	Morgan Stanley	4.100%	5/22/23	46,347	48,460
[1]	Morgan Stanley	0.529%	1/25/24	46,564	46,381
	Morgan Stanley	0.731%	4/5/24	34,175	34,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	3.737%	4/24/24	70,158	72,801
[1]	Morgan Stanley	3.875%	4/29/24	70,422	74,752
[1]	Morgan Stanley	3.700%	10/23/24	57,838	61,638
	Morgan Stanley	0.790%	5/30/25	81,613	80,397
[1]	Morgan Stanley	2.720%	7/22/25	51,622	53,301
[1]	Morgan Stanley	4.000%	7/23/25	67,135	72,834
[1]	Morgan Stanley	0.864%	10/21/25	29,083	28,664
[1]	Morgan Stanley	1.164%	10/21/25	41,015	40,683
	Morgan Stanley	5.000%	11/24/25	48,763	54,534
[1]	Morgan Stanley	3.875%	1/27/26	70,561	76,619
[1]	Morgan Stanley	2.188%	4/28/26	64,486	65,822
[1]	Morgan Stanley	3.125%	7/27/26	83,372	88,194
[1]	Morgan Stanley	6.250%	8/9/26	10,711	12,833
[1]	Morgan Stanley	4.350%	9/8/26	52,424	57,896
	Morgan Stanley	0.985%	12/10/26	60,784	58,810
	Morgan Stanley	1.593%	5/4/27	77,464	76,559
[1]	Morgan Stanley	1.512%	7/20/27	65,324	64,137
[1]	MUFG Union Bank NA	2.100%	12/9/22	21,452	21,763
	Nasdaq Inc.	0.445%	12/21/22	1,200	1,198
	Nasdaq Inc.	4.250%	6/1/24	11,860	12,672
	Nasdaq Inc.	3.850%	6/30/26	15,082	16,491
	National Australia Bank Ltd.	1.875%	12/13/22	6,470	6,563
	National Australia Bank Ltd.	3.000%	1/20/23	17,581	18,067
	National Australia Bank Ltd.	2.875%	4/12/23	12,622	13,003
	National Australia Bank Ltd.	3.625%	6/20/23	15,405	16,101
	National Australia Bank Ltd.	3.375%	1/14/26	15,962	17,243
[1]	National Australia Bank Ltd.	2.500%	7/12/26	21,542	22,547
[1]	National Bank of Canada	2.100%	2/1/23	23,428	23,807
[1]	National Bank of Canada	0.550%	11/15/24	15,034	14,897
	NatWest Group plc	6.125%	12/15/22	3,959	4,164
	NatWest Group plc	6.100%	6/10/23	1,762	1,889
	NatWest Group plc	3.875%	9/12/23	74,602	78,025
	NatWest Group plc	6.000%	12/19/23	34,404	37,576
[1]	NatWest Group plc	2.359%	5/22/24	25,654	26,133
	NatWest Group plc	5.125%	5/28/24	26,006	28,145
[1]	NatWest Group plc	4.519%	6/25/24	34,894	36,710
[1]	NatWest Group plc	4.269%	3/22/25	47,530	50,528
	NatWest Group plc	4.800%	4/5/26	37,846	42,215
	NatWest Group plc	1.642%	6/14/27	3,780	3,719
[1]	NatWest Group plc	3.754%	11/1/29	24,367	25,567
[1]	New York Community Bancorp Inc.	5.900%	11/6/28	6,244	6,726
	Nomura Holdings Inc.	2.648%	1/16/25	32,968	34,041
	Nomura Holdings Inc.	1.851%	7/16/25	34,231	34,367
	Nomura Holdings Inc.	1.653%	7/14/26	11,625	11,447
	Northern Trust Corp.	3.950%	10/30/25	16,773	18,488
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	7,986	8,327
	Old Republic International Corp.	4.875%	10/1/24	7,593	8,316
	Old Republic International Corp.	3.875%	8/26/26	13,550	14,809
	ORIX Corp.	4.050%	1/16/24	1,408	1,492
	ORIX Corp.	3.250%	12/4/24	17,802	18,802
	Owl Rock Capital Corp.	5.250%	4/15/24	10,175	10,911
	Owl Rock Capital Corp.	4.000%	3/30/25	10,293	10,738
	Owl Rock Capital Corp.	3.750%	7/22/25	13,625	14,151
	Owl Rock Capital Corp.	4.250%	1/15/26	9,379	9,890
	Owl Rock Capital Corp.	3.400%	7/15/26	20,520	20,868
	PayPal Holdings Inc.	1.350%	6/1/23	20,302	20,508
	PayPal Holdings Inc.	2.400%	10/1/24	29,300	30,295
	PayPal Holdings Inc.	1.650%	6/1/25	14,022	14,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.650%	10/1/26	27,750	29,136
	People's United Bank NA	4.000%	7/15/24	8,802	9,266
	People's United Financial Inc.	3.650%	12/6/22	9,852	10,063
[1]	PNC Bank NA	2.950%	1/30/23	9,754	9,993
[1]	PNC Bank NA	3.500%	6/8/23	14,573	15,168
	PNC Bank NA	3.800%	7/25/23	25,236	26,412
[1]	PNC Bank NA	3.300%	10/30/24	12,729	13,528
[1]	PNC Bank NA	2.950%	2/23/25	9,929	10,465
[1]	PNC Bank NA	3.250%	6/1/25	10,853	11,578
[1]	PNC Bank NA	4.200%	11/1/25	11,668	12,881
	PNC Financial Services Group Inc.	3.500%	1/23/24	36,129	37,954
	PNC Financial Services Group Inc.	3.900%	4/29/24	14,572	15,504
	PNC Financial Services Group Inc.	2.200%	11/1/24	15,173	15,652
	PNC Financial Services Group Inc.	2.600%	7/23/26	20,148	21,108
	PNC Financial Services Group Inc.	1.150%	8/13/26	15,755	15,570
	Principal Financial Group Inc.	3.125%	5/15/23	6,399	6,614
	Principal Financial Group Inc.	3.400%	5/15/25	7,181	7,628
	Principal Financial Group Inc.	3.100%	11/15/26	6,390	6,795
	Prospect Capital Corp.	5.875%	3/15/23	593	622
	Prospect Capital Corp.	3.706%	1/22/26	7,774	7,901
	Prospect Capital Corp.	3.364%	11/15/26	5,848	5,831
[1]	Prudential Financial Inc.	1.500%	3/10/26	18,119	18,193
[1]	Prudential Financial Inc.	5.625%	6/15/43	25,621	26,672
[1]	Prudential Financial Inc.	5.200%	3/15/44	13,352	13,948
[1]	Prudential Financial Inc.	5.375%	5/15/45	18,650	20,069
	Regions Financial Corp.	2.250%	5/18/25	20,022	20,558
[1]	Reinsurance Group of America Inc.	4.700%	9/15/23	5,783	6,156
	Reinsurance Group of America Inc.	3.950%	9/15/26	10,035	11,001
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,210	6,663
[1]	Royal Bank of Canada	1.950%	1/17/23	23,981	24,356
[1]	Royal Bank of Canada	1.600%	4/17/23	29,278	29,672
[1]	Royal Bank of Canada	3.700%	10/5/23	41,357	43,512
[1]	Royal Bank of Canada	0.500%	10/26/23	23,871	23,724
[1]	Royal Bank of Canada	0.425%	1/19/24	18,598	18,402
[1]	Royal Bank of Canada	2.550%	7/16/24	26,306	27,273
	Royal Bank of Canada	0.650%	7/29/24	9,367	9,249
[1]	Royal Bank of Canada	0.750%	10/7/24	15,432	15,249
[1]	Royal Bank of Canada	2.250%	11/1/24	47,175	48,640
[1]	Royal Bank of Canada	1.150%	6/10/25	42,717	42,361
[1]	Royal Bank of Canada	0.875%	1/20/26	26,649	25,971
[1]	Royal Bank of Canada	4.650%	1/27/26	34,617	38,445
	Royal Bank of Canada	1.200%	4/27/26	35,695	35,133
[1]	Royal Bank of Canada	1.150%	7/14/26	15,069	14,779
[1]	Royal Bank of Canada	1.400%	11/2/26	15,136	14,919
	Santander Holdings USA Inc.	3.400%	1/18/23	23,695	24,298
	Santander Holdings USA Inc.	3.500%	6/7/24	31,483	32,928
	Santander Holdings USA Inc.	3.450%	6/2/25	8,905	9,392
	Santander Holdings USA Inc.	4.500%	7/17/25	22,517	24,453
	Santander Holdings USA Inc.	3.244%	10/5/26	34,985	36,716
	Santander UK Group Holdings plc	3.571%	1/10/23	11,884	11,920
[1]	Santander UK Group Holdings plc	3.373%	1/5/24	15,580	15,977
[1]	Santander UK Group Holdings plc	4.796%	11/15/24	28,002	29,939
	Santander UK Group Holdings plc	1.089%	3/15/25	22,100	21,916
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	16,325	16,114
	Santander UK Group Holdings plc	1.673%	6/14/27	27,000	26,494
	Santander UK plc	2.100%	1/13/23	13,246	13,463
	Santander UK plc	4.000%	3/13/24	27,412	29,167
	Santander UK plc	2.875%	6/18/24	16,010	16,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Signature Bank	4.000%	10/15/30	7,050	7,458
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	7,374	7,742
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	7,847	7,821
[3]	Standard Chartered plc	2.819%	1/30/26	1,650	1,696
	State Street Corp.	3.100%	5/15/23	22,431	23,220
	State Street Corp.	3.700%	11/20/23	21,899	23,162
[1]	State Street Corp.	3.776%	12/3/24	18,317	19,357
	State Street Corp.	3.300%	12/16/24	23,694	25,243
	State Street Corp.	3.550%	8/18/25	23,110	25,048
[1]	State Street Corp.	2.354%	11/1/25	20,360	21,035
	State Street Corp.	2.901%	3/30/26	19,000	20,032
	State Street Corp.	2.650%	5/19/26	13,731	14,509
	Stifel Financial Corp.	4.250%	7/18/24	9,369	10,047
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	3,890	3,992
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	8,300	8,723
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,085	3,271
[1]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,048	8,499
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,652	3,942
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	30,336	31,147
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	15,740	16,472
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	20,307	21,456
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	17,800	17,617
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	54,620	56,644
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	22,671	23,405
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	29,392	30,122
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	68,349	68,221
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	25,112	24,450
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	27,198	29,467
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	36,757	38,118
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	45,740	44,822
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	33,501	35,430
	SVB Financial Group	3.500%	1/29/25	4,521	4,798
	SVB Financial Group	1.800%	10/28/26	19,755	19,673
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	36,131	38,344
	Swiss Re America Holding Corp.	7.000%	2/15/26	9,000	10,927
	Synchrony Financial	4.375%	3/19/24	21,217	22,545
	Synchrony Financial	4.250%	8/15/24	18,564	19,765
	Synchrony Financial	4.500%	7/23/25	19,374	21,035
	Synchrony Financial	3.700%	8/4/26	13,499	14,388
[1]	Toronto-Dominion Bank	1.900%	12/1/22	30,267	30,695
[1]	Toronto-Dominion Bank	0.250%	1/6/23	26,420	26,334
[1]	Toronto-Dominion Bank	0.300%	6/2/23	17,092	17,003
[1]	Toronto-Dominion Bank	0.750%	6/12/23	36,075	36,113
[1]	Toronto-Dominion Bank	3.500%	7/19/23	56,796	59,439
[1]	Toronto-Dominion Bank	0.450%	9/11/23	18,460	18,365
	Toronto-Dominion Bank	0.550%	3/4/24	12,369	12,253
[1]	Toronto-Dominion Bank	3.250%	3/11/24	40,556	42,592
[1]	Toronto-Dominion Bank	2.650%	6/12/24	32,227	33,496
[1]	Toronto-Dominion Bank	1.150%	6/12/25	31,240	31,057
[1]	Toronto-Dominion Bank	0.750%	9/11/25	24,734	24,150
[1]	Toronto-Dominion Bank	0.750%	1/6/26	24,330	23,659
[1]	Toronto-Dominion Bank	1.200%	6/3/26	22,211	21,893
[1]	Toronto-Dominion Bank	1.250%	9/10/26	31,170	30,632
[1]	Toronto-Dominion Bank	3.625%	9/15/31	44,580	48,094
	Trinity Acquisition plc	4.400%	3/15/26	5,905	6,485
[1]	Truist Bank	3.000%	2/2/23	8,414	8,628
[1]	Truist Bank	1.250%	3/9/23	20,748	20,880
[1]	Truist Bank	2.750%	5/1/23	12,804	13,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Truist Bank	3.200%	4/1/24	48,402	50,757
[1]	Truist Bank	3.689%	8/2/24	15,396	16,131
[1]	Truist Bank	2.150%	12/6/24	37,240	38,255
[1]	Truist Bank	1.500%	3/10/25	24,396	24,638
[1]	Truist Bank	3.625%	9/16/25	26,210	28,193
[1]	Truist Bank	4.050%	11/3/25	6,496	7,143
[1]	Truist Bank	3.300%	5/15/26	14,726	15,717
[1]	Truist Bank	3.800%	10/30/26	17,145	18,783
[1]	Truist Bank	2.636%	9/17/29	5,792	5,977
[1]	Truist Financial Corp.	2.200%	3/16/23	13,610	13,859
[1]	Truist Financial Corp.	3.750%	12/6/23	24,853	26,221
[1]	Truist Financial Corp.	2.500%	8/1/24	25,816	26,693
[1]	Truist Financial Corp.	2.850%	10/26/24	12,896	13,464
	Truist Financial Corp.	4.000%	5/1/25	25,007	27,116
[1]	Truist Financial Corp.	3.700%	6/5/25	23,679	25,586
[1]	Truist Financial Corp.	1.200%	8/5/25	6,190	6,168
[1]	Truist Financial Corp.	1.267%	3/2/27	37,737	37,066
	Unum Group	4.000%	3/15/24	7,750	8,202
[1]	US Bancorp	3.700%	1/30/24	20,536	21,717
	US Bancorp	3.375%	2/5/24	42,605	44,793
	US Bancorp	2.400%	7/30/24	29,695	30,754
[1]	US Bancorp	3.600%	9/11/24	16,616	17,735
	US Bancorp	1.450%	5/12/25	17,030	17,151
[1]	US Bancorp	3.950%	11/17/25	12,328	13,541
[1]	US Bancorp	3.100%	4/27/26	24,025	25,523
[1]	US Bancorp	2.375%	7/22/26	29,373	30,553
	US Bank NA	1.950%	1/9/23	15,960	16,196
[1]	US Bank NA	2.850%	1/23/23	11,583	11,863
[1]	US Bank NA	3.400%	7/24/23	24,046	25,064
[1]	US Bank NA	2.050%	1/21/25	19,031	19,533
[1]	US Bank NA	2.800%	1/27/25	37,982	39,787
	Valley National Bancorp	3.000%	6/15/31	950	964
	Visa Inc.	2.800%	12/14/22	60,658	61,885
	Visa Inc.	3.150%	12/14/25	83,469	89,241
	Voya Financial Inc.	3.650%	6/15/26	18,939	20,592
[1]	Voya Financial Inc.	5.650%	5/15/53	9,260	9,621
	Wachovia Corp.	7.574%	8/1/26	4,815	5,976
[1]	Wells Fargo & Co.	3.450%	2/13/23	61,580	63,517
	Wells Fargo & Co.	4.125%	8/15/23	28,541	30,050
	Wells Fargo & Co.	4.480%	1/16/24	14,815	15,848
[1]	Wells Fargo & Co.	3.750%	1/24/24	62,919	66,344
[1]	Wells Fargo & Co.	1.654%	6/2/24	58,073	58,692
[1]	Wells Fargo & Co.	3.300%	9/9/24	44,956	47,450
[1]	Wells Fargo & Co.	3.000%	2/19/25	58,087	60,586
[1]	Wells Fargo & Co.	0.805%	5/19/25	2,540	2,514
[1]	Wells Fargo & Co.	3.550%	9/29/25	62,928	67,448
[1]	Wells Fargo & Co.	2.406%	10/30/25	65,275	67,008
[1]	Wells Fargo & Co.	2.164%	2/11/26	69,286	70,661
	Wells Fargo & Co.	3.000%	4/22/26	75,552	79,337
[1]	Wells Fargo & Co.	2.188%	4/30/26	79,891	81,611
[1]	Wells Fargo & Co.	4.100%	6/3/26	8,160	8,882
	Wells Fargo & Co.	3.000%	10/23/26	86,724	91,262
[1]	Wells Fargo & Co.	3.196%	6/17/27	87,901	92,917
	Western Alliance Bancorp	3.000%	6/15/31	12,400	12,637
	Western Union Co.	4.250%	6/9/23	857	897
	Western Union Co.	2.850%	1/10/25	18,024	18,735
	Western Union Co.	1.350%	3/15/26	12,493	12,189
	Westpac Banking Corp.	2.750%	1/11/23	37,064	37,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.000%	1/13/23	14,078	14,307
	Westpac Banking Corp.	3.650%	5/15/23	11,364	11,856
	Westpac Banking Corp.	3.300%	2/26/24	28,218	29,704
	Westpac Banking Corp.	2.350%	2/19/25	28,754	29,761
	Westpac Banking Corp.	2.850%	5/13/26	34,979	37,024
	Westpac Banking Corp.	1.150%	6/3/26	30,794	30,329
	Westpac Banking Corp.	2.700%	8/19/26	22,296	23,484
[1]	Westpac Banking Corp.	2.894%	2/4/30	32,323	33,131
[1]	Westpac Banking Corp.	4.322%	11/23/31	50,968	55,342
	Willis North America Inc.	3.600%	5/15/24	21,906	23,050
	XLIT Ltd.	4.450%	3/31/25	12,789	14,002
					21,007,438
Health Care (8.9%)
	Abbott Laboratories	3.400%	11/30/23	22,540	23,629
	Abbott Laboratories	2.950%	3/15/25	17,844	18,832
	Abbott Laboratories	3.875%	9/15/25	9,042	9,850
	Abbott Laboratories	3.750%	11/30/26	39,304	43,330
	AbbVie Inc.	2.800%	3/15/23	8,462	8,639
	AbbVie Inc.	2.850%	5/14/23	22,533	23,092
	AbbVie Inc.	3.750%	11/14/23	19,457	20,443
	AbbVie Inc.	3.850%	6/15/24	25,105	26,602
	AbbVie Inc.	2.600%	11/21/24	72,766	75,306
	AbbVie Inc.	3.800%	3/15/25	67,500	72,205
	AbbVie Inc.	3.600%	5/14/25	85,179	90,773
	AbbVie Inc.	3.200%	5/14/26	41,881	44,298
	AbbVie Inc.	2.950%	11/21/26	98,771	103,757
	Aetna Inc.	2.750%	11/15/22	235	238
	Aetna Inc.	2.800%	6/15/23	19,668	20,186
	Aetna Inc.	3.500%	11/15/24	27,129	28,778
	Agilent Technologies Inc.	3.875%	7/15/23	12,560	13,079
	Agilent Technologies Inc.	3.050%	9/22/26	7,145	7,566
	AmerisourceBergen Corp.	0.737%	3/15/23	15,000	14,996
	AmerisourceBergen Corp.	3.400%	5/15/24	20,166	21,153
	AmerisourceBergen Corp.	3.250%	3/1/25	13,096	13,811
	Amgen Inc.	2.250%	8/19/23	6,380	6,523
	Amgen Inc.	3.625%	5/22/24	28,764	30,363
	Amgen Inc.	1.900%	2/21/25	18,925	19,238
	Amgen Inc.	3.125%	5/1/25	19,662	20,706
	Amgen Inc.	2.600%	8/19/26	31,892	33,113
	Anthem Inc.	2.950%	12/1/22	3,911	3,997
	Anthem Inc.	3.300%	1/15/23	31,042	31,943
	Anthem Inc.	0.450%	3/15/23	7,840	7,810
	Anthem Inc.	3.500%	8/15/24	31,443	33,192
	Anthem Inc.	3.350%	12/1/24	22,228	23,513
	Anthem Inc.	2.375%	1/15/25	34,423	35,448
	Anthem Inc.	1.500%	3/15/26	19,910	19,781
	AstraZeneca Finance LLC	0.700%	5/28/24	30,840	30,544
	AstraZeneca Finance LLC	1.200%	5/28/26	47,731	47,071
	AstraZeneca plc	0.300%	5/26/23	17,881	17,801
	AstraZeneca plc	3.500%	8/17/23	30,495	31,856
	AstraZeneca plc	3.375%	11/16/25	43,554	46,732
	AstraZeneca plc	0.700%	4/8/26	18,019	17,396
	Baxalta Inc.	4.000%	6/23/25	14,886	16,088
[3,4]	Baxter International Inc.	0.868%	12/1/23	24,040	23,928
[3,4]	Baxter International Inc.	1.322%	11/29/24	30,650	30,552
	Baxter International Inc.	2.600%	8/15/26	16,437	17,049
	Becton Dickinson & Co.	3.363%	6/6/24	36,800	38,595
	Becton Dickinson & Co.	3.734%	12/15/24	11,118	11,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	4.050%	9/15/25	34,846	37,905
	Boston Scientific Corp.	3.450%	3/1/24	19,920	20,883
	Boston Scientific Corp.	3.850%	5/15/25	4,843	5,214
	Boston Scientific Corp.	1.900%	6/1/25	26,621	26,975
	Boston Scientific Corp.	3.750%	3/1/26	18,600	20,055
	Bristol-Myers Squibb Co.	2.750%	2/15/23	25,223	25,830
	Bristol-Myers Squibb Co.	3.250%	2/20/23	20,955	21,586
	Bristol-Myers Squibb Co.	3.250%	11/1/23	11,320	11,862
	Bristol-Myers Squibb Co.	0.537%	11/13/23	14,650	14,596
	Bristol-Myers Squibb Co.	2.900%	7/26/24	54,392	56,891
	Bristol-Myers Squibb Co.	3.875%	8/15/25	53,135	57,629
	Bristol-Myers Squibb Co.	0.750%	11/13/25	19,475	18,993
	Bristol-Myers Squibb Co.	3.200%	6/15/26	50,995	54,746
	Cardinal Health Inc.	3.200%	3/15/23	12,311	12,659
	Cardinal Health Inc.	3.079%	6/15/24	19,270	20,041
	Cardinal Health Inc.	3.500%	11/15/24	7,498	7,936
	Cardinal Health Inc.	3.750%	9/15/25	7,135	7,688
[1]	Cigna Corp.	3.000%	7/15/23	26,974	27,817
	Cigna Corp.	3.750%	7/15/23	14,292	14,915
	Cigna Corp.	0.613%	3/15/24	5,225	5,163
[1]	Cigna Corp.	3.500%	6/15/24	16,969	17,869
[1]	Cigna Corp.	3.250%	4/15/25	17,662	18,613
	Cigna Corp.	4.125%	11/15/25	69,461	75,825
[1]	Cigna Corp.	4.500%	2/25/26	22,797	25,240
	Cigna Corp.	1.250%	3/15/26	16,814	16,540
	CommonSpirit Health	2.760%	10/1/24	14,247	14,761
	CommonSpirit Health	1.547%	10/1/25	15,850	15,758
	CVS Health Corp.	2.750%	12/1/22	23,216	23,582
	CVS Health Corp.	4.750%	12/1/22	11,116	11,447
	CVS Health Corp.	3.700%	3/9/23	79,569	82,336
	CVS Health Corp.	3.375%	8/12/24	16,241	17,088
	CVS Health Corp.	2.625%	8/15/24	24,347	25,186
	CVS Health Corp.	4.100%	3/25/25	12,601	13,626
	CVS Health Corp.	3.875%	7/20/25	51,876	55,927
	CVS Health Corp.	2.875%	6/1/26	46,125	48,337
	CVS Health Corp.	3.000%	8/15/26	16,497	17,397
	Danaher Corp.	3.350%	9/15/25	8,526	9,165
	DH Europe Finance II Sarl	2.200%	11/15/24	12,687	13,034
	Eli Lilly & Co.	2.750%	6/1/25	8,430	8,853
	Gilead Sciences Inc.	2.500%	9/1/23	27,093	27,815
	Gilead Sciences Inc.	0.750%	9/29/23	13,614	13,577
	Gilead Sciences Inc.	3.700%	4/1/24	45,971	48,419
	Gilead Sciences Inc.	3.500%	2/1/25	30,062	31,861
	Gilead Sciences Inc.	3.650%	3/1/26	53,529	57,679
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	32,235	33,085
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	26,876	27,924
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	18,846	20,321
	GlaxoSmithKline Capital plc	0.534%	10/1/23	21,703	21,613
	GlaxoSmithKline Capital plc	3.000%	6/1/24	22,445	23,474
	HCA Inc.	4.750%	5/1/23	25,716	27,050
	HCA Inc.	5.000%	3/15/24	33,224	35,838
	HCA Inc.	5.250%	4/15/25	42,512	47,264
	HCA Inc.	5.250%	6/15/26	32,529	36,586
	Humana Inc.	3.150%	12/1/22	12,370	12,594
	Humana Inc.	2.900%	12/15/22	7,826	7,991
	Humana Inc.	0.650%	8/3/23	10,100	10,055
	Humana Inc.	3.850%	10/1/24	14,305	15,263
	Humana Inc.	4.500%	4/1/25	13,577	14,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illumina Inc.	0.550%	3/23/23	11,064	11,013
	Johnson & Johnson	2.050%	3/1/23	7,832	7,953
	Johnson & Johnson	3.375%	12/5/23	15,959	16,821
	Johnson & Johnson	2.625%	1/15/25	14,512	15,176
	Johnson & Johnson	0.550%	9/1/25	21,223	20,728
	Johnson & Johnson	2.450%	3/1/26	43,420	45,234
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,873	3,018
	Laboratory Corp. of America Holdings	3.250%	9/1/24	15,709	16,501
	Laboratory Corp. of America Holdings	2.300%	12/1/24	14,999	15,418
	Laboratory Corp. of America Holdings	3.600%	2/1/25	16,098	17,070
	Laboratory Corp. of America Holdings	1.550%	6/1/26	18,730	18,533
	McKesson Corp.	2.700%	12/15/22	5,500	5,585
	McKesson Corp.	2.850%	3/15/23	10,450	10,666
	McKesson Corp.	3.796%	3/15/24	20,951	22,096
	McKesson Corp.	0.900%	12/3/25	14,450	14,065
	Medtronic Inc.	3.500%	3/15/25	37,203	39,841
	Merck & Co. Inc.	2.800%	5/18/23	44,567	45,971
	Merck & Co. Inc.	2.900%	3/7/24	14,011	14,611
	Merck & Co. Inc.	2.750%	2/10/25	40,561	42,384
	Merck & Co. Inc.	0.750%	2/24/26	34,599	33,721
	Mylan Inc.	4.200%	11/29/23	16,922	17,820
	Novartis Capital Corp.	3.400%	5/6/24	30,182	31,937
	Novartis Capital Corp.	1.750%	2/14/25	35,985	36,575
	Novartis Capital Corp.	3.000%	11/20/25	30,029	31,863
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	7,545	7,550
	PerkinElmer Inc.	0.550%	9/15/23	8,000	7,944
	PerkinElmer Inc.	0.850%	9/15/24	12,700	12,527
	Pfizer Inc.	3.000%	6/15/23	17,372	17,988
	Pfizer Inc.	3.200%	9/15/23	16,220	16,917
	Pfizer Inc.	2.950%	3/15/24	24,019	25,103
	Pfizer Inc.	3.400%	5/15/24	22,998	24,340
	Pfizer Inc.	0.800%	5/28/25	14,195	14,009
	Pfizer Inc.	2.750%	6/3/26	24,338	25,815
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,538	5,806
	Quest Diagnostics Inc.	4.250%	4/1/24	7,727	8,221
	Quest Diagnostics Inc.	3.500%	3/30/25	16,417	17,450
	Quest Diagnostics Inc.	3.450%	6/1/26	9,840	10,551
	Royalty Pharma plc	0.750%	9/2/23	22,931	22,807
	Royalty Pharma plc	1.200%	9/2/25	31,817	31,270
	Sanofi	3.375%	6/19/23	11,862	12,349
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	66,727	68,839
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	67,027	71,040
[1]	SSM Health Care Corp.	3.688%	6/1/23	9,878	10,216
	Stryker Corp.	0.600%	12/1/23	5,473	5,432
	Stryker Corp.	3.375%	5/15/24	16,861	17,706
	Stryker Corp.	1.150%	6/15/25	15,357	15,226
	Stryker Corp.	3.375%	11/1/25	19,405	20,756
	Stryker Corp.	3.500%	3/15/26	21,282	22,871
[1]	Sutter Health	1.321%	8/15/25	6,024	6,011
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	44,724	47,595
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	22,000	21,943
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	38,160	38,175
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	30,438	33,096
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	5,951	6,425
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	22,605	23,892
	UnitedHealth Group Inc.	2.750%	2/15/23	14,660	14,957
	UnitedHealth Group Inc.	2.875%	3/15/23	24,901	25,643
	UnitedHealth Group Inc.	3.500%	6/15/23	22,276	23,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.500%	2/15/24	21,401	22,583
	UnitedHealth Group Inc.	2.375%	8/15/24	14,627	15,170
	UnitedHealth Group Inc.	3.750%	7/15/25	46,962	50,864
	UnitedHealth Group Inc.	3.700%	12/15/25	10,912	11,903
	UnitedHealth Group Inc.	1.250%	1/15/26	6,777	6,745
	UnitedHealth Group Inc.	3.100%	3/15/26	18,470	19,706
	UnitedHealth Group Inc.	1.150%	5/15/26	26,287	25,906
[3]	Universal Health Services Inc.	1.650%	9/1/26	5,310	5,210
[1]	UPMC	3.600%	4/3/25	7,900	8,391
	Utah Acquisition Sub Inc.	3.950%	6/15/26	47,675	51,316
	Viatris Inc.	1.650%	6/22/25	19,951	19,915
	Wyeth LLC	6.450%	2/1/24	13,590	15,179
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	12,720	13,161
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	12,200	12,205
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	38,357	40,844
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	22,160	23,294
	Zoetis Inc.	3.250%	2/1/23	29,840	30,481
	Zoetis Inc.	4.500%	11/13/25	15,703	17,387
					4,427,461
Industrials (6.6%)
	3M Co.	1.750%	2/14/23	11,190	11,340
[1]	3M Co.	2.250%	3/15/23	18,649	18,999
[1]	3M Co.	3.250%	2/14/24	25,872	27,131
	3M Co.	2.000%	2/14/25	17,439	17,876
	3M Co.	2.650%	4/15/25	12,092	12,645
[1]	3M Co.	3.000%	8/7/25	10,964	11,678
[1]	3M Co.	2.250%	9/19/26	4,876	5,048
	Allegion US Holding Co. Inc.	3.200%	10/1/24	8,846	9,237
	Amphenol Corp.	3.200%	4/1/24	7,915	8,265
	Amphenol Corp.	2.050%	3/1/25	8,283	8,487
[1]	BNSF Funding Trust I	6.613%	12/15/55	8,311	9,391
	Boeing Co.	1.167%	2/4/23	6,126	6,130
	Boeing Co.	2.800%	3/1/23	19,376	19,771
	Boeing Co.	4.508%	5/1/23	81,008	84,625
	Boeing Co.	1.875%	6/15/23	19,616	19,815
	Boeing Co.	1.950%	2/1/24	23,758	24,086
	Boeing Co.	1.433%	2/4/24	34,075	34,077
	Boeing Co.	2.800%	3/1/24	11,481	11,828
	Boeing Co.	2.850%	10/30/24	8,982	9,291
	Boeing Co.	4.875%	5/1/25	87,889	96,293
	Boeing Co.	2.600%	10/30/25	11,339	11,618
	Boeing Co.	2.750%	2/1/26	32,465	33,364
	Boeing Co.	2.196%	2/4/26	115,886	115,669
	Boeing Co.	3.100%	5/1/26	17,918	18,624
	Boeing Co.	2.250%	6/15/26	13,997	14,039
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,548	12,848
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	27,794	29,106
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	16,462	17,414
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	17,109	18,116
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	10,656	11,283
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	10,062	10,875
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,833	5,877
	Canadian National Railway Co.	2.950%	11/21/24	5,252	5,505
	Canadian National Railway Co.	2.750%	3/1/26	12,722	13,371
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,487	4,657
[4]	Canadian Pacific Railway Co.	1.350%	12/2/24	28,000	28,000
	Canadian Pacific Railway Co.	2.900%	2/1/25	14,490	15,182
[4]	Canadian Pacific Railway Co.	1.750%	12/2/26	15,000	15,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.242%	2/15/25	46,291	47,362
	Caterpillar Financial Services Corp.	0.250%	3/1/23	20,687	20,600
[1]	Caterpillar Financial Services Corp.	2.625%	3/1/23	9,806	10,050
[1]	Caterpillar Financial Services Corp.	3.450%	5/15/23	12,899	13,416
	Caterpillar Financial Services Corp.	0.650%	7/7/23	16,020	16,014
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	24,242	24,160
[1]	Caterpillar Financial Services Corp.	3.750%	11/24/23	10,614	11,241
[1]	Caterpillar Financial Services Corp.	3.650%	12/7/23	12,932	13,671
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	11,847	12,376
[1]	Caterpillar Financial Services Corp.	3.300%	6/9/24	10,629	11,227
[1]	Caterpillar Financial Services Corp.	0.600%	9/13/24	12,090	11,947
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	16,095	16,579
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	13,552	14,400
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	18,899	18,992
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	14,812	14,486
	Caterpillar Financial Services Corp.	0.900%	3/2/26	19,431	19,041
	Caterpillar Financial Services Corp.	2.400%	8/9/26	14,520	15,112
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	39,130	38,550
	Caterpillar Inc.	3.400%	5/15/24	15,389	16,223
	CNH Industrial Capital LLC	1.950%	7/2/23	10,231	10,389
	CNH Industrial Capital LLC	4.200%	1/15/24	10,716	11,361
	CNH Industrial Capital LLC	1.875%	1/15/26	12,597	12,645
	CNH Industrial Capital LLC	1.450%	7/15/26	7,834	7,695
	CNH Industrial NV	4.500%	8/15/23	16,085	16,977
[1]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,387	5,602
	Crane Co.	4.450%	12/15/23	4,590	4,862
	CSX Corp.	3.400%	8/1/24	16,207	17,135
	CSX Corp.	3.350%	11/1/25	9,526	10,213
	CSX Corp.	2.600%	11/1/26	19,041	20,000
	Cummins Inc.	3.650%	10/1/23	8,928	9,341
	Cummins Inc.	0.750%	9/1/25	13,097	12,888
	Deere & Co.	2.750%	4/15/25	20,510	21,493
[3]	Delta Air Lines Inc.	7.000%	5/1/25	5,901	6,780
[3]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,772
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	5,866	6,084
	Dover Corp.	3.150%	11/15/25	7,362	7,821
	Emerson Electric Co.	2.625%	2/15/23	6,930	7,066
	Emerson Electric Co.	3.150%	6/1/25	7,445	7,892
	Emerson Electric Co.	0.875%	10/15/26	18,513	17,846
	FedEx Corp.	3.250%	4/1/26	12,580	13,496
	Fortive Corp.	3.150%	6/15/26	18,470	19,699
	General Dynamics Corp.	3.375%	5/15/23	27,048	28,060
	General Dynamics Corp.	1.875%	8/15/23	10,828	11,029
	General Dynamics Corp.	3.250%	4/1/25	15,598	16,543
	General Dynamics Corp.	3.500%	5/15/25	13,166	14,137
	General Dynamics Corp.	2.125%	8/15/26	18,639	19,216
[1]	General Electric Co.	3.150%	9/7/22	2	2
[1]	General Electric Co.	3.100%	1/9/23	19,953	20,478
	General Electric Co.	3.375%	3/11/24	6,447	6,795
[1]	General Electric Co.	3.450%	5/15/24	21,742	22,913
[1]	General Electric Co.	5.550%	1/5/26	6,959	8,127
[3]	GXO Logistics Inc.	1.650%	7/15/26	10,000	9,828
	Honeywell International Inc.	3.350%	12/1/23	6,355	6,679
	Honeywell International Inc.	2.300%	8/15/24	20,990	21,699
	Honeywell International Inc.	1.350%	6/1/25	25,000	25,095
	Honeywell International Inc.	2.500%	11/1/26	32,044	33,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	3,550	3,528
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	12,826	13,648
	Illinois Tool Works Inc.	3.500%	3/1/24	20,661	21,733
	Illinois Tool Works Inc.	2.650%	11/15/26	15,763	16,554
	JB Hunt Transport Services Inc.	3.875%	3/1/26	15,996	17,371
[1]	John Deere Capital Corp.	2.700%	1/6/23	13,045	13,347
[1]	John Deere Capital Corp.	0.250%	1/17/23	1,890	1,883
	John Deere Capital Corp.	2.800%	1/27/23	12,321	12,636
[1]	John Deere Capital Corp.	2.800%	3/6/23	21,461	22,060
[1]	John Deere Capital Corp.	1.200%	4/6/23	8,370	8,439
[1]	John Deere Capital Corp.	3.450%	6/7/23	7,986	8,324
[1]	John Deere Capital Corp.	0.700%	7/5/23	17,474	17,488
[1]	John Deere Capital Corp.	0.400%	10/10/23	8,490	8,451
	John Deere Capital Corp.	3.650%	10/12/23	12,105	12,749
[1]	John Deere Capital Corp.	3.450%	1/10/24	9,389	9,906
[1]	John Deere Capital Corp.	0.450%	1/17/24	11,177	11,081
[1]	John Deere Capital Corp.	2.600%	3/7/24	12,559	13,030
[1]	John Deere Capital Corp.	0.450%	6/7/24	12,020	11,864
[1]	John Deere Capital Corp.	3.350%	6/12/24	15,130	16,060
[1]	John Deere Capital Corp.	2.650%	6/24/24	17,956	18,709
[1]	John Deere Capital Corp.	0.625%	9/10/24	7,190	7,113
[1]	John Deere Capital Corp.	2.050%	1/9/25	14,737	15,175
[1]	John Deere Capital Corp.	3.450%	3/13/25	11,204	12,011
[1]	John Deere Capital Corp.	3.400%	9/11/25	10,200	10,987
[1]	John Deere Capital Corp.	0.700%	1/15/26	19,941	19,403
[1]	John Deere Capital Corp.	2.650%	6/10/26	14,463	15,187
[1]	John Deere Capital Corp.	1.050%	6/17/26	13,704	13,455
[1]	John Deere Capital Corp.	2.250%	9/14/26	10,928	11,305
[1]	John Deere Capital Corp.	1.300%	10/13/26	8,226	8,141
[1]	Johnson Controls International plc	3.625%	7/2/24	7,524	7,949
[1]	Johnson Controls International plc	3.900%	2/14/26	10,138	11,047
[1]	Kansas City Southern	3.000%	5/15/23	4,337	4,458
	Keysight Technologies Inc.	4.550%	10/30/24	13,241	14,399
	L3Harris Technologies Inc.	3.850%	6/15/23	16,846	17,569
	L3Harris Technologies Inc.	3.950%	5/28/24	8,848	9,377
	L3Harris Technologies Inc.	3.832%	4/27/25	11,633	12,466
	Lennox International Inc.	3.000%	11/15/23	5,712	5,913
	Lennox International Inc.	1.350%	8/1/25	8,776	8,723
	Lockheed Martin Corp.	3.100%	1/15/23	24,210	24,796
	Lockheed Martin Corp.	2.900%	3/1/25	19,545	20,547
	Lockheed Martin Corp.	3.550%	1/15/26	39,429	42,720
	Norfolk Southern Corp.	2.903%	2/15/23	16,581	16,921
	Norfolk Southern Corp.	3.850%	1/15/24	6,448	6,787
	Norfolk Southern Corp.	3.650%	8/1/25	2,934	3,157
	Norfolk Southern Corp.	2.900%	6/15/26	16,399	17,284
	Northrop Grumman Corp.	3.250%	8/1/23	24,239	25,192
	Northrop Grumman Corp.	2.930%	1/15/25	24,577	25,688
	nVent Finance Sarl	3.950%	4/15/23	4,692	4,898
	Otis Worldwide Corp.	2.056%	4/5/25	35,991	36,665
[1]	PACCAR Financial Corp.	2.650%	4/6/23	6,477	6,652
[1]	PACCAR Financial Corp.	0.800%	6/8/23	9,550	9,567
	PACCAR Financial Corp.	3.400%	8/9/23	9,158	9,575
[1]	PACCAR Financial Corp.	0.350%	8/11/23	6,059	6,021
[1]	PACCAR Financial Corp.	0.350%	2/2/24	6,025	5,958
[1]	PACCAR Financial Corp.	2.150%	8/15/24	9,194	9,437
[1]	PACCAR Financial Corp.	0.900%	11/8/24	10,700	10,639
[1]	PACCAR Financial Corp.	1.800%	2/6/25	13,216	13,478
	Parker-Hannifin Corp.	2.700%	6/14/24	16,722	17,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Parker-Hannifin Corp.	3.300%	11/21/24	9,143	9,628
	Precision Castparts Corp.	2.500%	1/15/23	18,124	18,435
	Precision Castparts Corp.	3.250%	6/15/25	21,083	22,535
	Raytheon Technologies Corp.	3.700%	12/15/23	9,788	10,290
	Raytheon Technologies Corp.	3.200%	3/15/24	21,572	22,507
	Raytheon Technologies Corp.	3.950%	8/16/25	40,798	44,233
	Republic Services Inc.	4.750%	5/15/23	7,084	7,420
	Republic Services Inc.	2.500%	8/15/24	28,088	28,978
	Republic Services Inc.	3.200%	3/15/25	14,091	14,880
	Republic Services Inc.	0.875%	11/15/25	8,173	7,949
	Republic Services Inc.	2.900%	7/1/26	6,447	6,766
	Rockwell Automation Inc.	0.350%	8/15/23	9,550	9,512
	Rockwell Automation Inc.	2.875%	3/1/25	5,126	5,371
[1]	Ryder System Inc.	3.400%	3/1/23	14,993	15,448
[1]	Ryder System Inc.	3.750%	6/9/23	10,854	11,297
[1]	Ryder System Inc.	3.875%	12/1/23	5,199	5,483
[1]	Ryder System Inc.	3.650%	3/18/24	17,538	18,523
[1]	Ryder System Inc.	2.500%	9/1/24	16,295	16,844
[1]	Ryder System Inc.	4.625%	6/1/25	6,596	7,274
[1]	Ryder System Inc.	3.350%	9/1/25	6,021	6,403
[1]	Ryder System Inc.	1.750%	9/1/26	5,550	5,505
	Southwest Airlines Co.	4.750%	5/4/23	21,781	22,862
	Southwest Airlines Co.	5.250%	5/4/25	37,789	42,132
	Southwest Airlines Co.	3.000%	11/15/26	2,691	2,821
	Teledyne Technologies Inc.	0.650%	4/1/23	11,647	11,602
	Teledyne Technologies Inc.	0.950%	4/1/24	14,823	14,722
	Teledyne Technologies Inc.	1.600%	4/1/26	13,754	13,660
	Textron Inc.	4.300%	3/1/24	7,152	7,581
	Textron Inc.	3.875%	3/1/25	6,192	6,626
	Textron Inc.	4.000%	3/15/26	10,008	10,897
	Timken Co.	3.875%	9/1/24	6,705	7,081
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	13,969	14,648
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	8,693	9,247
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	8,745	9,372
	Trimble Inc.	4.150%	6/15/23	7,071	7,387
	Trimble Inc.	4.750%	12/1/24	8,602	9,380
	Tyco Electronics Group SA	3.450%	8/1/24	8,016	8,442
	Tyco Electronics Group SA	3.700%	2/15/26	5,890	6,370
	Union Pacific Corp.	2.950%	1/15/23	9,521	9,706
	Union Pacific Corp.	2.750%	4/15/23	6,348	6,489
	Union Pacific Corp.	3.500%	6/8/23	15,157	15,769
	Union Pacific Corp.	3.646%	2/15/24	9,905	10,416
	Union Pacific Corp.	3.150%	3/1/24	16,487	17,267
	Union Pacific Corp.	3.750%	3/15/24	10,945	11,553
	Union Pacific Corp.	3.250%	1/15/25	9,166	9,697
	Union Pacific Corp.	3.750%	7/15/25	5,545	6,001
	Union Pacific Corp.	3.250%	8/15/25	8,025	8,572
	Union Pacific Corp.	2.750%	3/1/26	15,610	16,393
[1]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,145	6,416
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	8,724	9,204
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	17,691	18,381
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	10,256	10,732
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	8,638	9,073
	United Parcel Service Inc.	2.500%	4/1/23	26,029	26,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	2.200%	9/1/24	9,548	9,839
	United Parcel Service Inc.	2.800%	11/15/24	16,939	17,732
	United Parcel Service Inc.	3.900%	4/1/25	15,858	17,177
	United Parcel Service Inc.	2.400%	11/15/26	5,474	5,721
[3]	Vontier Corp.	1.800%	4/1/26	11,090	10,949
	Waste Management Inc.	2.400%	5/15/23	11,240	11,480
	Waste Management Inc.	0.750%	11/15/25	8,714	8,495
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	14,277	15,209
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	13,537	14,196
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	16,604	17,675
	WW Grainger Inc.	1.850%	2/15/25	10,569	10,762
	Xylem Inc.	3.250%	11/1/26	9,503	10,172
					3,285,835
Materials (1.7%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	6,274	6,431
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,708	9,199
	Air Products and Chemicals Inc.	1.500%	10/15/25	13,917	14,005
	Albemarle Corp.	4.150%	12/1/24	6,910	7,431
	ArcelorMittal SA	4.550%	3/11/26	9,953	10,872
	Berry Global Inc.	0.950%	2/15/24	16,268	16,092
	Berry Global Inc.	1.570%	1/15/26	32,792	32,086
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,563	11,165
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	5,554	6,649
	Carlisle Cos. Inc.	3.500%	12/1/24	9,481	10,018
	Celanese US Holdings LLC	3.500%	5/8/24	12,273	12,890
	Celanese US Holdings LLC	1.400%	8/5/26	9,980	9,738
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,145	8,678
	CF Industries Inc.	3.450%	6/1/23	8,957	9,255
	Dow Chemical Co.	4.550%	11/30/25	427	472
	Dow Chemical Co.	3.625%	5/15/26	16,998	18,354
	DuPont de Nemours Inc.	4.205%	11/15/23	53,032	56,078
	DuPont de Nemours Inc.	4.493%	11/15/25	37,548	41,538
	Eastman Chemical Co.	3.800%	3/15/25	14,419	15,424
	Ecolab Inc.	2.700%	11/1/26	17,000	17,844
	EI du Pont de Nemours & Co.	1.700%	7/15/25	11,048	11,176
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,965	8,338
	FMC Corp.	4.100%	2/1/24	6,970	7,339
	FMC Corp.	3.200%	10/1/26	11,000	11,689
	Georgia-Pacific LLC	8.000%	1/15/24	8,095	9,256
[3]	Georgia-Pacific LLC	0.625%	5/15/24	3,500	3,462
[3]	Georgia-Pacific LLC	1.750%	9/30/25	9,500	9,562
	International Flavors & Fragrances Inc.	3.200%	5/1/23	5,064	5,196
	Kinross Gold Corp.	5.950%	3/15/24	10,486	11,445
	Linde Inc.	2.700%	2/21/23	9,541	9,745
	Linde Inc.	2.650%	2/5/25	7,555	7,890
	Linde Inc.	3.200%	1/30/26	12,891	13,823
	LYB International Finance BV	4.000%	7/15/23	12,201	12,800
	LYB International Finance III LLC	1.250%	10/1/25	15,849	15,666
	LyondellBasell Industries NV	5.750%	4/15/24	15,669	17,151
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,991
	Martin Marietta Materials Inc.	4.250%	7/2/24	9,354	10,034
	Mosaic Co.	4.250%	11/15/23	22,989	24,220
	NewMarket Corp.	4.100%	12/15/22	2,375	2,452
	Newmont Corp.	3.700%	3/15/23	3,429	3,526
	Nucor Corp.	4.000%	8/1/23	12,523	13,091
	Nucor Corp.	2.000%	6/1/25	17,523	17,812
	Nutrien Ltd.	1.900%	5/13/23	9,469	9,602
	Nutrien Ltd.	3.500%	6/1/23	7,384	7,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	3.625%	3/15/24	14,131	14,967
	Nutrien Ltd.	3.375%	3/15/25	20,254	21,651
	Nutrien Ltd.	3.000%	4/1/25	8,488	8,899
	Packaging Corp. of America	3.650%	9/15/24	6,907	7,331
	PPG Industries Inc.	3.200%	3/15/23	4,919	5,062
	PPG Industries Inc.	2.400%	8/15/24	9,011	9,311
	PPG Industries Inc.	1.200%	3/15/26	16,254	15,919
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,083	5,281
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,792
	Sherwin-Williams Co.	3.125%	6/1/24	30,900	32,315
	Sherwin-Williams Co.	3.450%	8/1/25	7,483	7,992
	Southern Copper Corp.	3.875%	4/23/25	9,178	9,823
	Steel Dynamics Inc.	2.800%	12/15/24	9,760	10,138
	Steel Dynamics Inc.	2.400%	6/15/25	10,908	11,201
	Vale Overseas Ltd.	6.250%	8/10/26	39,749	45,213
	Vulcan Materials Co.	4.500%	4/1/25	6,605	7,209
	Westlake Chemical Corp.	3.600%	8/15/26	17,515	18,856
	WestRock RKT LLC	4.000%	3/1/23	7,845	8,086
	WRKCo Inc.	3.000%	9/15/24	13,399	14,000
	WRKCo Inc.	3.750%	3/15/25	22,076	23,656
	WRKCo Inc.	4.650%	3/15/26	16,287	18,279
					862,118
Real Estate (3.6%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	21,316	22,797
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,822	2,013
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	9,092	9,904
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	7,668	7,912
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	9,324	9,980
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	9,613	10,226
	American Tower Corp.	3.500%	1/31/23	26,683	27,466
	American Tower Corp.	3.000%	6/15/23	16,996	17,521
	American Tower Corp.	0.600%	1/15/24	7,108	7,035
	American Tower Corp.	5.000%	2/15/24	20,260	21,893
	American Tower Corp.	3.375%	5/15/24	20,032	20,982
	American Tower Corp.	2.950%	1/15/25	14,864	15,467
	American Tower Corp.	2.400%	3/15/25	15,670	16,064
	American Tower Corp.	4.000%	6/1/25	13,570	14,582
	American Tower Corp.	1.300%	9/15/25	14,668	14,467
	American Tower Corp.	4.400%	2/15/26	9,047	9,918
	American Tower Corp.	1.600%	4/15/26	12,337	12,194
	American Tower Corp.	1.450%	9/15/26	14,157	13,870
	American Tower Corp.	3.375%	10/15/26	22,173	23,539
[1]	AvalonBay Communities Inc.	4.200%	12/15/23	7,673	8,144
[1]	AvalonBay Communities Inc.	3.500%	11/15/24	10,040	10,679
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	11,232	12,000
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	5,919	6,373
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	11,416	12,100
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	3,749	3,967
	Boston Properties LP	3.125%	9/1/23	17,409	17,990
	Boston Properties LP	3.800%	2/1/24	14,066	14,750
	Boston Properties LP	3.200%	1/15/25	15,367	16,131
	Boston Properties LP	3.650%	2/1/26	20,965	22,513
	Boston Properties LP	2.750%	10/1/26	16,479	17,163
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,217	5,367
	Brandywine Operating Partnership LP	4.100%	10/1/24	6,651	7,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brixmor Operating Partnership LP	3.650%	6/15/24	13,013	13,724
	Brixmor Operating Partnership LP	3.850%	2/1/25	14,610	15,559
	Brixmor Operating Partnership LP	4.125%	6/15/26	8,683	9,478
	Camden Property Trust	2.950%	12/15/22	8,851	9,009
	CBRE Services Inc.	4.875%	3/1/26	12,615	14,170
	CC Holdings GS V LLC	3.849%	4/15/23	30,843	32,023
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	8,088	8,671
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	7,136	7,535
	Corporate Office Properties LP	2.250%	3/15/26	6,780	6,865
	Crown Castle International Corp.	3.150%	7/15/23	13,877	14,349
	Crown Castle International Corp.	3.200%	9/1/24	20,813	21,791
	Crown Castle International Corp.	1.350%	7/15/25	10,698	10,595
	Crown Castle International Corp.	4.450%	2/15/26	22,871	25,147
	Crown Castle International Corp.	3.700%	6/15/26	23,572	25,346
	Crown Castle International Corp.	1.050%	7/15/26	10,248	9,902
	CubeSmart LP	4.375%	12/15/23	4,495	4,778
	CubeSmart LP	4.000%	11/15/25	7,006	7,569
	CubeSmart LP	3.125%	9/1/26	7,048	7,432
	CyrusOne LP	2.900%	11/15/24	13,765	14,271
	Digital Realty Trust LP	4.750%	10/1/25	12,128	13,494
	Duke Realty LP	3.750%	12/1/24	4,993	5,326
	Duke Realty LP	3.250%	6/30/26	7,423	7,937
	EPR Properties	4.500%	4/1/25	2,239	2,394
	Equinix Inc.	2.625%	11/18/24	20,797	21,448
	Equinix Inc.	1.250%	7/15/25	8,709	8,568
	Equinix Inc.	1.000%	9/15/25	16,018	15,565
	Equinix Inc.	1.450%	5/15/26	11,143	10,880
	Equinix Inc.	2.900%	11/18/26	14,459	15,012
	ERP Operating LP	3.000%	4/15/23	11,808	12,113
	ERP Operating LP	3.375%	6/1/25	13,402	14,256
	ERP Operating LP	2.850%	11/1/26	6,339	6,683
	Essex Portfolio LP	3.250%	5/1/23	10,880	11,192
	Essex Portfolio LP	3.875%	5/1/24	7,777	8,215
	Essex Portfolio LP	3.500%	4/1/25	16,984	18,079
	Essex Portfolio LP	3.375%	4/15/26	4,535	4,834
	Federal Realty Investment Trust	3.950%	1/15/24	11,253	11,857
	Federal Realty Investment Trust	1.250%	2/15/26	11,279	11,109
	GLP Capital LP	5.375%	11/1/23	12,155	12,953
	GLP Capital LP	3.350%	9/1/24	12,368	12,898
	GLP Capital LP	5.250%	6/1/25	18,775	20,696
	GLP Capital LP	5.375%	4/15/26	17,062	18,913
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	15,634	16,789
	Healthpeak Properties Inc.	3.400%	2/1/25	8,317	8,804
	Healthpeak Properties Inc.	4.000%	6/1/25	6,747	7,296
	Healthpeak Properties Inc.	3.250%	7/15/26	13,855	14,809
	Highwoods Realty LP	3.625%	1/15/23	1,360	1,390
[1]	Host Hotels & Resorts LP	3.750%	10/15/23	9,286	9,744
	Host Hotels & Resorts LP	3.875%	4/1/24	9,707	10,192
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	10,752	11,411
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	8,552	9,255
	Kilroy Realty LP	3.450%	12/15/24	9,220	9,703
	Kilroy Realty LP	4.375%	10/1/25	12,768	13,969
	Kimco Realty Corp.	3.375%	10/15/22	1,709	1,737
	Kimco Realty Corp.	3.500%	4/15/23	2,965	3,053
	Kimco Realty Corp.	3.125%	6/1/23	6,893	7,092
	Kimco Realty Corp.	2.700%	3/1/24	9,687	9,989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	3.300%	2/1/25	14,835	15,677
	Kimco Realty Corp.	2.800%	10/1/26	10,258	10,739
	Kite Realty Group LP	4.000%	10/1/26	6,543	7,006
	Kite Realty Group Trust	4.000%	3/15/25	1,100	1,156
	LifeStorage LP	3.500%	7/1/26	11,209	12,062
	Mid-America Apartments LP	4.300%	10/15/23	7,559	7,959
	Mid-America Apartments LP	3.750%	6/15/24	7,492	7,921
	Mid-America Apartments LP	4.000%	11/15/25	9,633	10,502
	Mid-America Apartments LP	1.100%	9/15/26	8,434	8,204
	National Retail Properties Inc.	3.900%	6/15/24	7,373	7,834
	National Retail Properties Inc.	4.000%	11/15/25	9,562	10,422
	Office Properties Income Trust	4.250%	5/15/24	6,599	6,899
	Office Properties Income Trust	4.500%	2/1/25	14,157	14,985
	Office Properties Income Trust	2.650%	6/15/26	4,435	4,421
	Omega Healthcare Investors Inc.	4.375%	8/1/23	12,580	13,178
	Omega Healthcare Investors Inc.	4.950%	4/1/24	10,363	11,112
	Omega Healthcare Investors Inc.	4.500%	1/15/25	8,698	9,331
	Omega Healthcare Investors Inc.	5.250%	1/15/26	14,012	15,639
	Piedmont Operating Partnership LP	3.400%	6/1/23	8,992	9,241
	Piedmont Operating Partnership LP	4.450%	3/15/24	6,595	6,967
	Prologis LP	3.250%	10/1/26	10,531	11,317
	Public Storage	0.875%	2/15/26	10,669	10,417
	Public Storage	1.500%	11/9/26	15,275	15,236
	Realty Income Corp.	4.650%	8/1/23	23,018	24,301
	Realty Income Corp.	4.600%	2/6/24	14,089	15,036
	Realty Income Corp.	3.875%	7/15/24	10,206	10,867
	Realty Income Corp.	3.875%	4/15/25	13,324	14,411
	Realty Income Corp.	4.625%	11/1/25	9,774	10,869
	Realty Income Corp.	0.750%	3/15/26	1,732	1,673
	Realty Income Corp.	4.875%	6/1/26	12,553	14,183
	Realty Income Corp.	4.125%	10/15/26	9,084	10,096
	Sabra Health Care LP	5.125%	8/15/26	11,167	12,386
	Simon Property Group LP	2.750%	6/1/23	14,353	14,711
	Simon Property Group LP	3.750%	2/1/24	11,029	11,600
	Simon Property Group LP	2.000%	9/13/24	26,884	27,440
	Simon Property Group LP	3.375%	10/1/24	16,682	17,633
	Simon Property Group LP	3.500%	9/1/25	29,202	31,247
	Simon Property Group LP	3.300%	1/15/26	13,191	14,129
	Simon Property Group LP	3.250%	11/30/26	14,640	15,674
	SITE Centers Corp.	3.625%	2/1/25	8,476	8,905
	SITE Centers Corp.	4.250%	2/1/26	3,131	3,351
	SL Green Realty Corp.	4.500%	12/1/22	6,258	6,414
	Spirit Realty LP	4.450%	9/15/26	3,282	3,635
	Tanger Properties LP	3.125%	9/1/26	6,315	6,546
[1]	UDR Inc.	2.950%	9/1/26	6,448	6,762
	Ventas Realty LP	3.500%	4/15/24	8,023	8,440
	Ventas Realty LP	3.750%	5/1/24	8,183	8,618
	Ventas Realty LP	2.650%	1/15/25	8,088	8,374
	Ventas Realty LP	3.500%	2/1/25	22,024	23,314
	Ventas Realty LP	4.125%	1/15/26	13,410	14,628
	Ventas Realty LP	3.250%	10/15/26	12,977	13,846
	Vornado Realty LP	3.500%	1/15/25	10,069	10,597
	Vornado Realty LP	2.150%	6/1/26	11,777	11,841
	Welltower Inc.	4.500%	1/15/24	10,358	11,008
	Welltower Inc.	3.625%	3/15/24	24,227	25,513
	Welltower Inc.	4.000%	6/1/25	44,035	47,451
	Welltower Inc.	4.250%	4/1/26	3,271	3,603
	Weyerhaeuser Co.	8.500%	1/15/25	4,534	5,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WP Carey Inc.	4.600%	4/1/24	8,795	9,388
	WP Carey Inc.	4.000%	2/1/25	9,824	10,517
	WP Carey Inc.	4.250%	10/1/26	6,288	6,935
					1,819,620
Technology (8.5%)
	Adobe Inc.	1.700%	2/1/23	16,176	16,392
	Adobe Inc.	1.900%	2/1/25	15,272	15,600
	Adobe Inc.	3.250%	2/1/25	19,368	20,508
	Altera Corp.	4.100%	11/15/23	14,972	15,894
	Analog Devices Inc.	2.950%	4/1/25	11,894	12,539
	Apple Inc.	2.400%	1/13/23	16,433	16,746
	Apple Inc.	2.850%	2/23/23	27,408	28,083
	Apple Inc.	2.400%	5/3/23	114,216	117,028
	Apple Inc.	0.750%	5/11/23	51,446	51,577
	Apple Inc.	3.000%	2/9/24	40,054	41,747
	Apple Inc.	3.450%	5/6/24	52,913	55,982
	Apple Inc.	2.850%	5/11/24	62,064	64,758
	Apple Inc.	1.800%	9/11/24	19,378	19,808
	Apple Inc.	2.750%	1/13/25	21,417	22,426
	Apple Inc.	2.500%	2/9/25	28,033	29,209
	Apple Inc.	1.125%	5/11/25	56,631	56,513
	Apple Inc.	3.200%	5/13/25	54,380	57,891
	Apple Inc.	0.550%	8/20/25	14,441	14,105
	Apple Inc.	0.700%	2/8/26	49,375	48,207
	Apple Inc.	3.250%	2/23/26	76,825	82,213
	Apple Inc.	2.450%	8/4/26	51,205	53,357
	Apple Inc.	2.050%	9/11/26	40,481	41,570
	Applied Materials Inc.	3.900%	10/1/25	14,416	15,748
	Arrow Electronics Inc.	4.500%	3/1/23	5,850	6,047
	Arrow Electronics Inc.	3.250%	9/8/24	14,921	15,564
	Arrow Electronics Inc.	4.000%	4/1/25	4,870	5,207
	Autodesk Inc.	3.600%	12/15/22	3,365	3,439
	Autodesk Inc.	4.375%	6/15/25	10,525	11,510
	Automatic Data Processing Inc.	3.375%	9/15/25	23,466	25,166
	Avnet Inc.	4.875%	12/1/22	6,487	6,740
	Avnet Inc.	4.625%	4/15/26	13,537	14,876
	Broadcom Corp.	3.625%	1/15/24	1,385	1,452
	Broadcom Inc.	2.250%	11/15/23	7,176	7,348
	Broadcom Inc.	3.625%	10/15/24	13,975	14,826
	Broadcom Inc.	4.700%	4/15/25	23,694	25,987
	Broadcom Inc.	3.150%	11/15/25	22,397	23,514
	Broadcom Inc.	4.250%	4/15/26	25,195	27,518
	Broadcom Inc.	3.459%	9/15/26	19,320	20,514
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	10,817	11,563
	Cadence Design Systems Inc.	4.375%	10/15/24	7,232	7,819
	CDW LLC	4.125%	5/1/25	6,900	7,087
[3]	CGI Inc.	1.450%	9/14/26	13,350	13,071
	Cisco Systems Inc.	2.600%	2/28/23	8,047	8,251
	Cisco Systems Inc.	2.200%	9/20/23	21,926	22,492
	Cisco Systems Inc.	3.625%	3/4/24	19,781	21,019
	Cisco Systems Inc.	3.500%	6/15/25	7,593	8,216
	Cisco Systems Inc.	2.950%	2/28/26	18,216	19,435
	Cisco Systems Inc.	2.500%	9/20/26	33,450	35,219
	Citrix Systems Inc.	1.250%	3/1/26	17,475	16,968
	Dell International LLC	5.450%	6/15/23	48,875	51,850
	Dell International LLC	4.000%	7/15/24	24,997	26,628
	Dell International LLC	5.850%	7/15/25	28,446	32,544
	Dell International LLC	6.020%	6/15/26	88,412	103,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	4.900%	10/1/26	41,139	46,479
	DXC Technology Co.	1.800%	9/15/26	17,997	17,703
	Equifax Inc.	3.300%	12/15/22	15,744	16,060
	Equifax Inc.	3.950%	6/15/23	8,605	8,983
	Equifax Inc.	2.600%	12/1/24	18,437	19,127
	Equifax Inc.	2.600%	12/15/25	12,981	13,457
	Fidelity National Information Services Inc.	0.375%	3/1/23	20,275	20,180
	Fidelity National Information Services Inc.	0.600%	3/1/24	14,319	14,119
	Fidelity National Information Services Inc.	1.150%	3/1/26	34,962	34,109
	Fiserv Inc.	3.800%	10/1/23	35,782	37,553
	Fiserv Inc.	2.750%	7/1/24	54,486	56,389
	Fiserv Inc.	3.850%	6/1/25	11,743	12,580
	Fiserv Inc.	3.200%	7/1/26	44,825	47,319
	Flex Ltd.	5.000%	2/15/23	8,623	9,018
	Flex Ltd.	4.750%	6/15/25	13,661	14,916
	Flex Ltd.	3.750%	2/1/26	16,717	17,861
	Fortinet Inc.	1.000%	3/15/26	11,163	10,865
	Genpact Luxembourg Sarl	3.375%	12/1/24	4,952	5,227
	Harman International Industries Inc.	4.150%	5/15/25	6,278	6,794
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	18,839	19,153
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	23,977	25,357
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	22,911	23,032
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	51,808	57,635
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	17,282	17,307
	HP Inc.	2.200%	6/17/25	29,686	30,394
[3]	HP Inc.	1.450%	6/17/26	22,710	22,369
	Hubbell Inc.	3.350%	3/1/26	6,323	6,684
	IHS Markit Ltd.	4.125%	8/1/23	7,760	8,137
	IHS Markit Ltd.	3.625%	5/1/24	6,250	6,578
	Intel Corp.	2.700%	12/15/22	33,030	33,765
	Intel Corp.	2.875%	5/11/24	29,463	30,752
	Intel Corp.	3.400%	3/25/25	40,543	43,193
	Intel Corp.	3.700%	7/29/25	46,923	50,713
	Intel Corp.	2.600%	5/19/26	22,758	23,870
	International Business Machines Corp.	3.375%	8/1/23	34,076	35,550
	International Business Machines Corp.	3.625%	2/12/24	30,430	32,145
	International Business Machines Corp.	3.000%	5/15/24	54,999	57,543
	International Business Machines Corp.	7.000%	10/30/25	8,275	10,037
	International Business Machines Corp.	3.450%	2/19/26	31,080	33,355
	International Business Machines Corp.	3.300%	5/15/26	79,329	85,000
	Intuit Inc.	0.650%	7/15/23	11,724	11,707
	Intuit Inc.	0.950%	7/15/25	10,493	10,367
[1]	J Paul Getty Trust	0.391%	1/1/24	300	298
	Jabil Inc.	1.700%	4/15/26	4,285	4,254
	Juniper Networks Inc.	1.200%	12/10/25	13,926	13,761
	KLA Corp.	4.650%	11/1/24	28,128	30,635
[3]	Kyndryl Holdings Inc.	2.050%	10/15/26	7,850	7,660
	Lam Research Corp.	3.800%	3/15/25	10,306	11,093
	Lam Research Corp.	3.750%	3/15/26	16,032	17,531
	Legrand France SA	8.500%	2/15/25	8,705	10,576
	Leidos Inc.	2.950%	5/15/23	12,168	12,504
	Leidos Inc.	3.625%	5/15/25	10,228	10,910
[3]	Marvell Technology Inc.	4.200%	6/22/23	13,467	14,073
	Microchip Technology Inc.	4.333%	6/1/23	25,969	27,179
	Microchip Technology Inc.	2.670%	9/1/23	1,475	1,514
	Microchip Technology Inc.	4.250%	9/1/25	21,540	22,311
	Micron Technology Inc.	4.975%	2/6/26	13,210	14,801
	Microsoft Corp.	2.375%	5/1/23	25,720	26,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.000%	8/8/23	29,045	29,662
	Microsoft Corp.	3.625%	12/15/23	30,506	32,118
	Microsoft Corp.	2.875%	2/6/24	67,331	70,085
	Microsoft Corp.	2.700%	2/12/25	48,332	50,698
	Microsoft Corp.	3.125%	11/3/25	61,943	66,101
	Microsoft Corp.	2.400%	8/8/26	88,312	92,163
	Moody's Corp.	2.625%	1/15/23	13,765	14,050
	Moody's Corp.	4.875%	2/15/24	10,816	11,633
	Moody's Corp.	3.750%	3/24/25	11,196	11,989
	Motorola Solutions Inc.	4.000%	9/1/24	13,090	13,965
	NetApp Inc.	3.300%	9/29/24	9,289	9,778
	NetApp Inc.	1.875%	6/22/25	16,342	16,537
	NVIDIA Corp.	0.309%	6/15/23	19,425	19,328
	NVIDIA Corp.	0.584%	6/14/24	10,139	10,039
	NVIDIA Corp.	3.200%	9/16/26	23,894	25,825
[3]	NXP BV	4.875%	3/1/24	25,413	27,331
[3]	NXP BV	2.700%	5/1/25	19,230	19,927
[3]	NXP BV	5.350%	3/1/26	8,824	10,028
[3]	NXP BV	3.875%	6/18/26	18,046	19,573
	Oracle Corp.	2.625%	2/15/23	43,802	44,716
	Oracle Corp.	3.625%	7/15/23	24,797	25,902
	Oracle Corp.	2.400%	9/15/23	60,966	62,368
	Oracle Corp.	3.400%	7/8/24	42,357	44,537
	Oracle Corp.	2.950%	11/15/24	42,426	44,313
	Oracle Corp.	2.500%	4/1/25	79,658	82,136
	Oracle Corp.	2.950%	5/15/25	46,320	48,382
	Oracle Corp.	1.650%	3/25/26	61,087	60,775
	Oracle Corp.	2.650%	7/15/26	64,140	66,190
	QUALCOMM Inc.	2.600%	1/30/23	18,248	18,634
	QUALCOMM Inc.	2.900%	5/20/24	16,581	17,321
	QUALCOMM Inc.	3.450%	5/20/25	31,560	33,721
	Quanta Services Inc.	0.950%	10/1/24	500	494
	RELX Capital Inc.	3.500%	3/16/23	15,467	15,965
	Roper Technologies Inc.	3.650%	9/15/23	13,098	13,696
	Roper Technologies Inc.	2.350%	9/15/24	10,262	10,565
	Roper Technologies Inc.	1.000%	9/15/25	18,408	17,974
	Roper Technologies Inc.	3.850%	12/15/25	3,349	3,630
	S&P Global Inc.	4.000%	6/15/25	13,563	14,768
	salesforce.com Inc.	3.250%	4/11/23	24,310	25,117
	Skyworks Solutions Inc.	1.800%	6/1/26	15,178	15,184
[3]	TD SYNNEX Corp.	1.250%	8/9/24	17,225	17,006
[3]	TD SYNNEX Corp.	1.750%	8/9/26	13,833	13,526
	Texas Instruments Inc.	2.250%	5/1/23	5,625	5,733
	Texas Instruments Inc.	2.625%	5/15/24	13,508	14,030
	Texas Instruments Inc.	1.375%	3/12/25	25,236	25,444
	Texas Instruments Inc.	1.125%	9/15/26	11,200	11,072
	TSMC Arizona Corp.	1.750%	10/25/26	13,850	13,914
	Verisk Analytics Inc.	4.000%	6/15/25	24,016	26,016
	VMware Inc.	0.600%	8/15/23	31,530	31,356
	VMware Inc.	1.000%	8/15/24	8,720	8,657
	VMware Inc.	4.500%	5/15/25	22,610	24,693
	VMware Inc.	1.400%	8/15/26	36,770	35,960
	Xilinx Inc.	2.950%	6/1/24	15,268	15,883
					4,262,222
Utilities (5.0%)
	AES Corp.	1.375%	1/15/26	16,651	16,180
[1]	Alabama Power Co.	2.450%	3/30/22	13,115	13,177
[1]	Alabama Power Co.	3.550%	12/1/23	6,949	7,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	2.500%	9/15/24	14,124	14,553
	Ameren Corp.	3.650%	2/15/26	5,759	6,180
	Ameren Illinois Co.	3.250%	3/1/25	5,877	6,212
[1]	American Electric Power Co. Inc.	2.950%	12/15/22	21,153	21,513
[1]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,986
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	3,822	3,743
	American Water Capital Corp.	3.850%	3/1/24	5,086	5,373
	American Water Capital Corp.	3.400%	3/1/25	15,292	16,215
	Appalachian Power Co.	3.400%	6/1/25	7,054	7,498
	Arizona Public Service Co.	3.150%	5/15/25	5,214	5,473
	Atmos Energy Corp.	0.625%	3/9/23	14,000	13,977
	Avangrid Inc.	3.150%	12/1/24	14,776	15,511
	Avangrid Inc.	3.200%	4/15/25	14,867	15,688
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,765	8,030
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,769	6,986
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	11,202	11,452
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	11,649	12,239
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	8,340	8,869
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	23,597	25,672
	Black Hills Corp.	4.250%	11/30/23	7,562	7,991
	Black Hills Corp.	1.037%	8/23/24	12,230	12,124
	Black Hills Corp.	3.950%	1/15/26	8,975	9,703
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	7,913	8,221
	CenterPoint Energy Inc.	3.850%	2/1/24	4,124	4,336
	CenterPoint Energy Inc.	2.500%	9/1/24	14,000	14,396
	CenterPoint Energy Inc.	1.450%	6/1/26	2,453	2,418
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	8,962	9,266
	Cleco Corporate Holdings LLC	3.743%	5/1/26	8,365	8,944
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,676	4,073
	CMS Energy Corp.	3.000%	5/15/26	11,898	12,488
	Commonwealth Edison Co.	2.550%	6/15/26	4,496	4,702
	Connecticut Light & Power Co.	2.500%	1/15/23	11,877	12,071
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	8,550	8,348
[1]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,974
	Consumers Energy Co.	0.350%	6/1/23	4,175	4,154
	Consumers Energy Co.	3.375%	8/15/23	12,742	13,219
	Delmarva Power & Light Co.	3.500%	11/15/23	9,749	10,195
	Dominion Energy Inc.	3.071%	8/15/24	7,360	7,669
[1]	Dominion Energy Inc.	3.300%	3/15/25	11,492	12,091
	Dominion Energy Inc.	3.900%	10/1/25	22,082	23,894
[1]	Dominion Energy Inc.	1.450%	4/15/26	27,663	27,349
[1]	Dominion Energy Inc.	2.850%	8/15/26	1,222	1,281
[1]	Dominion Energy Inc.	5.750%	10/1/54	9,875	10,573
	DTE Electric Co.	3.650%	3/15/24	6,581	6,935
	DTE Electric Co.	3.375%	3/1/25	7,925	8,417
[1]	DTE Energy Co.	2.529%	10/1/24	22,640	23,432
[1]	DTE Energy Co.	1.050%	6/1/25	21,895	21,574
	DTE Energy Co.	2.850%	10/1/26	7,195	7,533
	Duke Energy Carolinas LLC	3.350%	5/15/22	7,644	7,746
	Duke Energy Carolinas LLC	2.500%	3/15/23	12,231	12,468
	Duke Energy Carolinas LLC	3.050%	3/15/23	8,171	8,404
	Duke Energy Corp.	3.950%	10/15/23	10,531	11,044
	Duke Energy Corp.	3.750%	4/15/24	22,333	23,531
	Duke Energy Corp.	0.900%	9/15/25	11,001	10,722
	Duke Energy Corp.	2.650%	9/1/26	12,822	13,300
	Duke Energy Ohio Inc.	3.800%	9/1/23	9,339	9,747
	Duke Energy Progress LLC	2.800%	5/15/22	12,741	12,802
	Duke Energy Progress LLC	3.375%	9/1/23	6,550	6,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.250%	8/15/25	7,335	7,819
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	6,115	6,381
[1]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,576	9,896
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,814	8,314
	Edison International	3.125%	11/15/22	5,451	5,545
	Edison International	2.950%	3/15/23	6,197	6,321
	Edison International	3.550%	11/15/24	11,636	12,253
	Edison International	4.950%	4/15/25	8,363	9,117
	Emera US Finance LP	3.550%	6/15/26	19,978	21,366
	Enel Americas SA	4.000%	10/25/26	12,465	13,200
	Enel Generacion Chile SA	4.250%	4/15/24	5,690	5,977
	Entergy Arkansas LLC	3.700%	6/1/24	6,440	6,814
	Entergy Arkansas LLC	3.500%	4/1/26	12,313	13,303
	Entergy Corp.	0.900%	9/15/25	23,590	22,965
	Entergy Corp.	2.950%	9/1/26	27,914	29,204
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,277	5,874
	Entergy Louisiana LLC	4.050%	9/1/23	9,905	10,355
	Entergy Louisiana LLC	0.620%	11/17/23	9,800	9,748
	Entergy Louisiana LLC	0.950%	10/1/24	14,700	14,562
	Entergy Louisiana LLC	5.400%	11/1/24	7,418	8,287
	Entergy Louisiana LLC	2.400%	10/1/26	10,352	10,630
	Evergy Inc.	2.450%	9/15/24	19,233	19,759
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,445	13,958
	Evergy Metro Inc.	3.150%	3/15/23	6,672	6,836
	Evergy Metro Inc.	3.650%	8/15/25	955	1,026
	Eversource Energy	2.800%	5/1/23	7,355	7,505
[1]	Eversource Energy	3.800%	12/1/23	6,990	7,357
[1]	Eversource Energy	2.900%	10/1/24	9,591	9,980
[1]	Eversource Energy	3.150%	1/15/25	7,404	7,779
[1]	Eversource Energy	0.800%	8/15/25	6,889	6,703
[1]	Eversource Energy	1.400%	8/15/26	2,620	2,578
[1]	Exelon Corp.	3.950%	6/15/25	28,051	30,128
	Exelon Corp.	3.400%	4/15/26	19,028	20,295
	Exelon Generation Co. LLC	3.400%	3/15/22	6,040	6,076
	Exelon Generation Co. LLC	3.250%	6/1/25	19,614	20,620
	Florida Power & Light Co.	2.750%	6/1/23	5,118	5,229
	Florida Power & Light Co.	3.250%	6/1/24	11,337	11,863
	Florida Power & Light Co.	2.850%	4/1/25	23,255	24,385
	Florida Power & Light Co.	3.125%	12/1/25	12,078	12,850
	Fortis Inc.	3.055%	10/4/26	20,738	21,676
	Georgia Power Co.	2.850%	5/15/22	7,492	7,570
[1]	Georgia Power Co.	2.100%	7/30/23	32,515	33,136
[1]	Georgia Power Co.	2.200%	9/15/24	10,290	10,536
	Georgia Power Co.	3.250%	4/1/26	8,965	9,549
	Iberdrola International BV	5.810%	3/15/25	2,796	3,209
	Interstate Power & Light Co.	3.250%	12/1/24	11,117	11,719
	IPALCO Enterprises Inc.	3.700%	9/1/24	10,154	10,676
	ITC Holdings Corp.	3.650%	6/15/24	8,873	9,333
	ITC Holdings Corp.	3.250%	6/30/26	8,914	9,484
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,466	3,688
	MidAmerican Energy Co.	3.500%	10/15/24	16,684	17,690
	National Fuel Gas Co.	3.750%	3/1/23	6,876	7,063
	National Fuel Gas Co.	5.200%	7/15/25	10,313	11,337
	National Fuel Gas Co.	5.500%	1/15/26	12,058	13,671
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	8,750	8,922
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	10,947	11,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	16,572	17,233
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	11,778	11,619
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	14,629	15,296
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	15,703	16,757
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	5,306	5,179
[1]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	10,020	10,238
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,150	5,611
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	10,086	10,333
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	36,794	36,761
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	30,132	31,435
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	36,087	37,790
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,680	9,187
	NiSource Inc.	0.950%	8/15/25	29,263	28,553
	Northern States Power Co.	2.600%	5/15/23	13,615	13,862
[1]	OGE Energy Corp.	0.703%	5/26/23	2,000	1,991
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	14,978	15,608
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,903	6,192
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,725	8,445
	ONE Gas Inc.	0.850%	3/11/23	17,077	17,072
	ONE Gas Inc.	3.610%	2/1/24	16,501	17,265
	ONE Gas Inc.	1.100%	3/11/24	7,825	7,730
	Pacific Gas & Electric Co.	1.367%	3/10/23	14,250	14,170
	Pacific Gas & Electric Co.	4.250%	8/1/23	9,743	10,093
	Pacific Gas & Electric Co.	1.700%	11/15/23	10,000	9,983
	Pacific Gas & Electric Co.	3.850%	11/15/23	20,193	20,716
	Pacific Gas & Electric Co.	3.750%	2/15/24	6,933	7,173
	Pacific Gas & Electric Co.	3.500%	6/15/25	16,074	16,671
	Pacific Gas & Electric Co.	3.450%	7/1/25	28,650	29,727
	Pacific Gas & Electric Co.	3.150%	1/1/26	61,841	63,373
	PacifiCorp	2.950%	6/1/23	5,232	5,378
	PacifiCorp	3.600%	4/1/24	6,015	6,343
	PECO Energy Co.	3.150%	10/15/25	724	768
	Pinnacle West Capital Corp.	1.300%	6/15/25	11,580	11,457
	Potomac Electric Power Co.	3.600%	3/15/24	4,711	4,946
	PPL Capital Funding Inc.	3.100%	5/15/26	20,590	21,695
	Public Service Co. of New Hampshire	3.500%	11/1/23	11,157	11,642
[1]	Public Service Electric & Gas Co.	2.375%	5/15/23	10,567	10,780
[1]	Public Service Electric & Gas Co.	3.250%	9/1/23	3,149	3,272
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	4,686	4,938
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	5,970	5,868
	Public Service Enterprise Group Inc.	0.841%	11/8/23	12,570	12,522
	Public Service Enterprise Group Inc.	2.875%	6/15/24	26,264	27,318
	Public Service Enterprise Group Inc.	0.800%	8/15/25	13,107	12,750
	Puget Energy Inc.	3.650%	5/15/25	9,438	10,015
[1]	San Diego Gas & Electric Co.	3.600%	9/1/23	8,675	9,034
	San Diego Gas & Electric Co.	2.500%	5/15/26	5,983	6,211
	Sempra Energy	2.900%	2/1/23	15,203	15,544
	Sempra Energy	4.050%	12/1/23	11,409	12,083
	Sempra Energy	3.550%	6/15/24	14,617	15,549
	Sempra Energy	3.750%	11/15/25	10,246	11,186
	Sierra Pacific Power Co.	2.600%	5/1/26	15,640	16,313
	Southern California Edison Co.	0.700%	4/3/23	9,400	9,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern California Edison Co.	3.400%	6/1/23	10,005	10,335
[1]	Southern California Edison Co.	0.700%	8/1/23	1,430	1,424
[1]	Southern California Edison Co.	3.500%	10/1/23	11,449	11,910
	Southern California Edison Co.	1.100%	4/1/24	13,044	13,027
[1]	Southern California Edison Co.	0.975%	8/1/24	3,175	3,155
[1]	Southern California Edison Co.	3.700%	8/1/25	22,566	24,185
[1]	Southern California Edison Co.	1.200%	2/1/26	20,035	19,660
	Southern California Gas Co.	3.150%	9/15/24	9,390	9,859
	Southern California Gas Co.	3.200%	6/15/25	3,498	3,695
[1]	Southern California Gas Co.	2.600%	6/15/26	9,837	10,274
	Southern Co.	2.950%	7/1/23	17,137	17,599
[1]	Southern Co.	0.600%	2/26/24	1,915	1,890
	Southern Co.	3.250%	7/1/26	38,998	41,277
[1]	Southern Co.	4.000%	1/15/51	26,425	26,786
[1]	Southern Co.	3.750%	9/15/51	5,387	5,334
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	14,526	14,853
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,476	5,795
	Southern Power Co.	4.150%	12/1/25	19,666	21,462
	Southern Power Co.	0.900%	1/15/26	6,150	5,964
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	13,794	13,738
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	6,819	7,102
	Southwestern Public Service Co.	3.300%	6/15/24	5,877	6,137
	Tucson Electric Power Co.	3.050%	3/15/25	7,186	7,521
	Union Electric Co.	3.500%	4/15/24	7,108	7,453
[1]	Virginia Electric & Power Co.	2.750%	3/15/23	28,579	29,130
	Virginia Electric & Power Co.	3.450%	2/15/24	6,521	6,822
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	2,583	2,725
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	31,763	33,597
	WEC Energy Group Inc.	0.550%	9/15/23	9,468	9,398
	WEC Energy Group Inc.	0.800%	3/15/24	12,688	12,582
	WEC Energy Group Inc.	3.550%	6/15/25	11,326	12,076
	Wisconsin Electric Power Co.	2.050%	12/15/24	8,947	9,178
	Xcel Energy Inc.	0.500%	10/15/23	11,001	10,916
	Xcel Energy Inc.	3.300%	6/1/25	13,997	14,770
					2,489,028
Total Corporate Bonds (Cost $49,449,396)					49,445,884

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $73,452)	0.077%	734,546	73,455
Total Investments (99.5%) (Cost $49,883,870)				49,880,354
Other Assets and Liabilities—Net (0.5%)				231,997
Net Assets (100%)				50,112,351
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Securities with a value of $535,000 have been segregated as initial margin for recently closed futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $337,435,000, representing 0.7% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at November 30, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	361,015	—	361,015
Corporate Bonds	—	49,445,884	—	49,445,884
Temporary Cash Investments	73,455	—	—	73,455
Total	73,455	49,806,899	—	49,880,354